    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1998


                                                      1933 ACT FILE NO. 2-90946
                                                     1940 ACT FILE NO. 811-4015

-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933        [X]

                       POST-EFFECTIVE AMENDMENT NO. 45      [X]


                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940    [X]


                               AMENDMENT NO. 48             [X]


                        EATON VANCE MUTUAL FUNDS TRUST
             ----------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):


[ ] immediately upon filing                  [ ] on (date) pursuant to
    pursuant to paragraph(b)                      paragraph (a)(1)
[X] on May 1, 1998 pursuant to paragraph (b) [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing  pursuant to        [ ] on (date) pursuant to
    paragraph (a)(1)                             paragraph (a)(2).


If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest


Cash Management Portfolio and Government Obligations Portfolio have also executed this Registration Statement.


-------------------------------------------------------------------------------

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the  Securities Act of
1933


    Part A-- The Combined Prospectus of:
                 Eaton Vance Cash Management Fund
                 Eaton Vance Liquid Assets Fund
                 Eaton Vance Money Market Fund
                 Eaton Vance Tax Free Reserves

                 The Prospectuses of:
                 Eaton Vance Government Obligations Fund
                 Eaton Vance Municipal Bond Fund

    Part B-- The Combined Statement of Additional Information of:
                 Eaton Vance Cash Management Fund
                 Eaton Vance Liquid Assets Fund
                 Eaton Vance Money Market Fund
                 Eaton Vance Tax Free Reserves

                 The Statements of Additional Information of:
                 Eaton Vance Government Obligations Fund
                 Eaton Vance Municipal Bond Fund


    Part C-- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR

                       EATON VANCE CASH MANAGEMENT FUND
                        EATON VANCE LIQUID ASSETS FUND
                        EATON VANCE MONEY MARKET FUND
                        EATON VANCE TAX FREE RESERVES

                         ITEMS REQUIRED BY FORM N-1A

PART A

ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            --------                     -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Funds' Financial
                  Information                    Highlights; Yield
                                                 Information
 4. ............  General Description of       The Funds' Investment
                    Registrant                   Objectives; How the Funds
                                                 Invest their Assets;

                                               Organization of the Funds and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Funds and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Funds and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                Plans; How to Buy Shares; The
                                                 Lifetime Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B
                                                 STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                     INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Distribution
                                                 Plan (for Liquid Assets and
                                                 Money Market Funds only);
                                                 Custodian; Independent
                                                 Accountants
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Service for Withdrawal;
                                                 Distribution Plan (for Liquid
                                                 Assets and Money Market Funds
                                                 only)
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Calculation of Yield
                    Data                         Quotations; Yield Information
23. ............  Financial Statements         Financial Statements

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                   EATON VANCE GOVERNMENT OBLIGATIONS FUND
                         ITEMS REQUIRED BY FORM N-1A

PART A

ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                  Information                    Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Fund and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                and Service Plans; How to Buy
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B
                                                 STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                     INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Service Plan -
                                                 Class A Shares; Distribution
                                                 Plans - Class B and Class C
                                                 Shares; Custodian;
                                                 Independent Accountants
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Services for Accumulation -
                                                 Class A Shares; Service for
                                                 Withdrawal; Service Plan -
                                                 Class A Shares; Distribution
                                                 Plans - Class B and Class C
                                                 Shares
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance
                    Data
23. ............  Financial Statements         Financial Statements

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                       EATON VANCE MUNICIPAL BOND FUND
                         ITEMS REQUIRED BY FORM N-1A

PART A

ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                  Information                    Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund
 5. ............  Management of the Fund       Management of the Fund
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund;
                    Securities                   Reports to Shareholders; The
                                                 Lifetime Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                and Service Plans; How to Buy
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B
                                                 STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                     INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser; Service
                    Other Services               Plan - Class A Shares;
                                                 Distribution Plan - Class B
                                                 Shares; Custodian;
                                                 Independent Certified Public
                                                 Accountants
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Services for Accumulation -
                                                 Class A Shares; Service for
                                                 Withdrawal; Service Plan -
                                                 Class A Shares; Distribution
                                                 Plan - Class B Shares
20. ............  Tax Status                   Taxes; Tax Equivalent Yield
                                                 Table
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance Data
23. ............  Financial Statements         Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

[GRAPHIC OMITTED]  Investing
EATON VANCE        for the
----------------   21st
    Mutual Funds   Century

                           Eaton Vance Cash Management Fund
                            Eaton Vance Liquid Assets Fund
                            Eaton Vance Money Market Fund
                            Eaton Vance Tax Free Reserves

Eaton Vance Cash Management Fund ("Cash Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") are diversified money market funds seeking high income consistent with preservation of capital and maintenance of liquidity. Eaton Vance Tax Free Reserves ("Tax Free Reserves") is a diversified money market fund seeking high income exempt from regular federal income tax consistent with preservation of capital and maintenance of liquidity. The Cash, Liquid Assets and Money Market Funds invest all of their assets in Cash Management Portfolio (the "Portfolio"), a separate, diversified investment company with the same investment objective, rather than investing in and managing their own portfolio of securities. Tax Free Reserves invests directly in its own portfolio of money market instruments. Each Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust").

AN INVESTMENT IN A FUND IS NOT GUARANTEED OR FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF A FUND ARE NOT OBLIGATIONS OR DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF EACH FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated May 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). TAX FREE RESERVES IS NOT AVAILABLE FOR PURCHASE IN ALL STATES. CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR INFORMATION.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                       Page                                                     Page
----------------------------------------------------------------------------------------------------------------------

Shareholder and Fund Expenses                             2  How to Buy Shares                                    12
The Funds' Financial Highlights                           4  How to Redeem Shares                                 12
The Funds' Investment Objectives                          7  Reports to Shareholders                              14
How the Funds Invest their Assets                         7  The Lifetime Investing Account/Distribution Options  14
Organization of the Funds and the Portfolio               9  The Eaton Vance Exchange Privilege                   15
Management of the Funds and the Portfolio                10  Eaton Vance Shareholder Services                     16
Distribution Plans                                       11  Distributions and Taxes                              17
Valuing Shares                                           11  Yield Information                                    17
----------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

    SHAREHOLDER AND FUND EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES

                                                            Cash       Liquid Assets  Money Market     Tax Free
                                                            Fund           Fund           Fund         Reserves
--------------------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                None           None           None           None
Fees to Exchange Shares                                     None           None           None           None

Range of Declining Contingent Deferred Sales Charges
  Imposed on Redemption during the First Seven Years
  (as a percentage of redemption proceeds exclusive
  of all reinvestments and capital appreciation in the
  account)                                                  None         5.0% - 0%      5.0% - 0%        None


    Annual Fund (and Allocated Portfolio) Operating Expenses (as a percentage of average  net assets)

                                                            Cash       Liquid Assets  Money Market     Tax Free
                                                            Fund           Fund           Fund         Reserves
--------------------------------------------------------------------------------------------------------------------


Investment Adviser Fee                                      0.50%          0.50%          0.50%          0.35%*
Rule 12b-1 Distribution (and/or Service) Fees                --            0.25           0.87            --
Interest Expense                                             --             --             --            0.01
Other Expense                                               0.28           0.60           0.36**         0.17
                                                            ----           ----           ----           ----
    Total Operating Expenses                                0.78           1.35           1.73**         0.53*
                                                            ====           ====           ====           ====



 *After reduction by Investment Adviser.
**After expense reduction.

    EXAMPLE

    An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming
    5% annual return and redemption at the end of each period:

                                                            Cash       Liquid Assets  Money Market     Tax Free
                                                            Fund           Fund           Fund         Reserves
--------------------------------------------------------------------------------------------------------------------

 1 Year                                                      N/A           $ 64           $ 68            N/A
 3 Years                                                     N/A             83             94            N/A
 5 Years                                                     N/A             94            114            N/A
10 Years                                                     N/A            162            204            N/A


    An investor would pay the following expenses on the same investment, assuming 5% annual return and no redemptions:

                                                            Cash       Liquid Assets  Money Market     Tax Free
                                                            Fund           Fund           Fund         Reserves
--------------------------------------------------------------------------------------------------------------------

 1 Year                                                     $  8           $ 14           $ 18           $  5
 3 Years                                                      25             43             54             17
 5 Years                                                      43             74             94             30
10 Years                                                      97            162            204             66

NOTES: The tables and Examples summarize the aggregate expenses of the Funds and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Funds. Information for the Funds is based on their expenses for the most recent fiscal year. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 0.45% and 1.82%, respectively, for the Money Market Fund. Absent a fee reduction, the Investment Adviser Fee and Total Operating Expenses would have been 0.50% and 0.68%, respectively, for Tax Free Reserves.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Funds and the Portfolio, see "The Funds" Financial Highlights", "Management of the Funds and the Portfolio" and "How to Redeem Shares". A long-term shareholder in the Money Market Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans".

In the case of the Liquid Assets and Money Market Funds, no contingent deferred sales charge ("CDSC") is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Cash, Liquid Assets, and Money Market Funds invest exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees may invest in the Portfolio in the future. See "Organization of the Funds and the Portfolio".

THE FUNDS' FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the audited financial statements that appear in each Fund's annual report to shareholders. Each Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Funds, is contained in their annual reports to shareholders which may be obtained without charge by contacting the Principal Underwriter.



                                                                        Cash Fund
                       -----------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                       -----------------------------------------------------------------------------------------------------------
                         1997       1996       1995       1994       1993       1992      1991+      1990+      1989+      1988+
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income from operations:
  Net investment
    income             $ 0.0478   $ 0.0470   $ 0.0522   $ 0.0345   $ 0.0251   $ 0.0306   $ 0.0537   $ 0.0755   $ 0.0846   $ 0.0688
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Less distributions:
  From net investment
    income             $(0.0478)  $(0.0470)  $(0.0522)  $(0.0345)  $(0.0251)  $(0.0306)  $(0.0537)  $(0.0755)  $(0.0846)  $(0.0688)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end
  of year              $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                       ========   ========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return(1)           4.89%      4.82%      5.35%      3.49%      2.54%      3.14%      5.51%      7.82%      8.87%      7.12%
Ratios/Supplemental Data:
  Net assets, end of year
   (000's omitted)     $146,743   $151,691   $155,251   $111,622   $112,200   $161,986   $195,488   $250,658   $246,220   $174,842
  Ratio of expenses
    to average daily
    net assets(2)         0.78%      0.74%      0.74%      0.84%      0.67%      0.76%      0.75%      0.71%      0.71%      0.72%
  Ratio of net
    investment income
    to average daily
    net assets            4.79%      4.70%      5.22%      3.40%      2.51%      3.09%      5.44%      7.54%      8.46%      6.92%
                                                                                                         (See footnotes on page 6)

                                                                                            Money Market Fund
                                                                        --------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                        --------------------------------------------------------
                                                                          1997                  1996                 1995*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                      $ 1.00                $ 1.00                $ 1.00
                                                                        --------              --------              --------
Income from operations:
  Net investment income                                                 $ 0.0381              $ 0.0370              $ 0.0312
                                                                        --------              --------              --------
Less distributions:
  From net investment income                                            $(0.0381)             $(0.0370)             $(0.0312)
                                                                        --------              --------              --------
Net asset value, end of year                                              $ 1.00                $ 1.00                $ 1.00
Total Return(1)                                                            3.88%                 3.77%                 3.17%
Ratios/Supplemental Data+:
  Net assets, end of year (000's omitted)                               $ 23,809              $ 31,250              $ 12,951
  Ratio of net expenses to average daily net assets(2)                     1.73%                 1.73%                 1.68%++
  Ratio of net investment income to average daily net assets               3.83%                 3.70%                 4.19%++

+For the following periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the Administrator.
 Had such action not been taken, the ratios and net investment income per share would have been:

Ratios: (As a percentage of average daily net assets)(2)
  Expenses(2)                                                              1.82%                 1.76%                 1.85%++
  Net investment income                                                    3.74%                 3.66%                 4.03%++
Net investment income per share                                         $ 0.0372             $  0.0367             $  0.0300
                                                                        ========             =========             =========

                                                                                                    (See footnotes on page 6)

                                                                    Tax Free Reserves
                       -----------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                       -----------------------------------------------------------------------------------------------------------
                         1997       1996       1995       1994       1993       1992      1991+      1990+      1989+      1988+
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income from
operations:
  Net investment
    income             $ 0.0312   $ 0.0303   $ 0.0347   $ 0.0235   $ 0.0184   $ 0.0235   $ 0.0388   $ 0.0519   $ 0.0552   $ 0.0471
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total income from
      operations       $ 0.0312   $ 0.0303   $ 0.0347   $ 0.0235   $ 0.0184   $ 0.0235   $ 0.0388   $ 0.0519   $ 0.0552   $ 0.0471
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Less distributions:
  From net investment
    income             $(0.0312)  $(0.0303)  $(0.0347)  $(0.0235)  $(0.0184)  $(0.0235)  $(0.0388)  $(0.0519)  $(0.0552)  $(0.0471)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total
     distributions     $(0.0312)  $(0.0303)  $(0.0347)  $(0.0235)  $(0.0184)  $(0.0235)  $(0.0388)  $(0.0519)  $(0.0552)  $(0.0471)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end
  of year              $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                       ========   ========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return(1)           3.16%      3.08%      3.53%      2.36%      1.86%      2.36%      3.92%      5.30%      5.67%      4.80%
Ratios/Supplemental
  Data+:
  Net assets, end of
    year (000's
    omitted)           $ 33,960   $ 23,355   $ 23,912   $ 29,021   $ 60,247   $ 44,337   $ 47,140   $ 53,753   $ 26,745   $ 73,855
  Ratio of interest
    expense to
    average daily net
    assets                0.01%      0.02%      0.05%      0.07%      0.03%      0.06%      0.09%      0.05%      0.26%      0.08%
  Ratio of other
    expenses to
    average daily net
    assets(3)             0.52%      0.33%      0.34%      0.47%      0.62%      0.53%      0.49%      0.70%      0.82%      0.76%
  Ratio of other
    expenses to
    average daily net
    assets after
    custodian fee
    reduction(3)          0.46%      0.27%         --         --         --         --         --         --         --         --
  Ratio of net
    investment income
    to average daily
    net assets            3.12%      3.04%      3.47%      2.27%      1.82%      2.34%      3.92%      5.19%      5.60%      4.70%

+For the periods indicated, the operating expenses of the Fund were reduced either by a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a
  percentage of
  average daily net
  assets):
  Other expenses(3)       0.67%      0.69%      0.73%      0.87%      0.82%      0.92%      0.91%      0.85%      0.85%
  Other expenses
    after custodian
    fee reduction(3)      0.61%      0.63%         --         --         --         --         --         --         --
  Net investment
   income                 2.96%      2.66%      3.02%      1.88%      1.65%      2.01%      3.50%      5.04%      5.57%
Net investment income
   per share           $ 0.0296   $ 0.0266   $ 0.0303   $ 0.0189   $ 0.0167   $ 0.0201   $ 0.0346   $ 0.0501   $ 0.0548
                       ========   ========   ========   ========   ========   ========   ========   ========   ========

Leverage                                   Average Daily          Average Weekly        Average Amount
Analysis               Amount of             Balance of             Balance of             of Debt
Year ended          Debt Outstanding      Debt Outstanding      Shares Outstanding        Per Share
December 31,         at End of Year         During Year            During Year           During Year
--------------------------------------------------------------------------------------------------------
1988+                  $  166,000            $1,401,000            $72,897,174              $0.019
1989+                      82,000             1,825,000             52,596,221               0.035
1990+                      --                   192,000             31,243,924               0.006
1991+                      --                   379,000             31,686,707               0.012
1992                       --                   367,000             38,904,763               0.009
1993                    2,428,000               285,000             48,697,998               0.006
1994                    6,117,000               440,145             40,463,382               0.011
1995                    1,266,000               279,586             51,107,215               0.005
1996                       --                   116,757             61,730,866               0.002
1997                       --                   134,611             64,279,572               0.002

                                                                                                     (See footnotes on page 6)

                                                      Liquid Assets Fund
                                     ------------------------------------------------------
                                                  Year Ended December 31,
                                     ----------------------------------------------------
                                       1997       1996       1995       1994      1993**
-------------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                     --------   --------   --------   --------   --------
Income from operations:
  Net investment income              $ 0.0420   $ 0.0432   $ 0.0505   $ 0.0328   $ 0.0113
  Less distributions:
  From net investment income         $(0.0420)  $(0.0432)  $(0.0505)  $(0.0328)  $(0.0113)
                                     --------   --------   --------   --------   --------
Net asset value, end of year         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                     ========   ========   ========   ========   ========
Total Return(1)                         4.29%      4.41%      5.16%      3.29%      1.14%
  Ratios/Supplemental Data+:
  Net assets, end of year
    (000's omitted)                   $13,001    $19,910    $34,026   $118,599    $10,566
  Ratio of expenses to average
   daily net assets(2)                  1.35%      1.13%      0.91%      0.94%      1.49%
  Ratio of net investment income
    to average daily net assets         4.21%      4.31%      5.11%      3.55%     1.66%++

+For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

  Ratios: (As a percentage of average daily net assets)

  Expenses(2)                             --         --         --         --       1.80%++
  Net investment income                   --         --         --         --       1.35%++
Net investment income per share           --         --         --         --      0.0092

                                                          Liquid Assets Fund
                                     ----------------------------------------------------------------
                                                          Year Ended March 31,
                                      ---------------------------------------------------------------
                                       1993+      1992+      1991+      1990+      1989+     1988+
---------------------------------------------------------------------------------------
Net asset value, beginning of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                      --------   --------   --------   --------   --------  --------
Income from operations:
  Net investment income               $ 0.0217   $ 0.0415   $ 0.0621   $ 0.0726   $ 0.0632  $ 0.0477
  Less distributions:
  From net investment income          $(0.0217)  $(0.0415)  $(0.0621)  $(0.0726)  $(0.0632) $(0.0477)
                                      --------   --------   --------   --------   --------  --------
Net asset value, end of year          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                      ========   ========   ========   ========   ========  ========
Total Return(1)                          2.35%      4.38%      6.50%      7.59%      6.37%     4.46%
  Ratios/Supplemental Data+:
  Net assets, end of year
    (000's omitted)                    $18,553     $9,145    $19,996    $21,601    $10,705   $13,105
  Ratio of expenses to average
   daily net assets(2)                   0.92%      1.23%      1.68%      2.08%      1.71%     1.42%
  Ratio of net investment income
    to average daily net assets          2.33%      4.30%      6.23%      7.20%      6.24%     5.82%
  +For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
  Ratios: (As a percentage of average daily net assets)
  Expenses(2)                            1.42%      1.73%      2.19%      2.47%      2.43%     3.16%
  Net investment income                  1.85%      3.80%      5.72%      6.81%      5.52%     4.08%
Net investment income per share         0.0171     0.0372     0.0570     0.0687     0.0559    0.0374


  * For the period from the start of business, April 5, 1995 to December 31, 1995.

 **  For the nine months ended December 31, 1993. The Liquid Assets Fund changed its fiscal year end from March 31 to December 31, effective June 14, 1993.
  +  Audited by the Funds' previous auditors.
 ++  Annualized.
(1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)  Includes the Money Market Fund's, Cash Fund's and Liquid Assets Fund's share of the Portfolio's allocated expenses for the periods while the Funds were investing directly in the Portfolio.
(3)  The expense ratios for the year ended December 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require Tax Free Reserves to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior years have not been adjusted to reflect this change.

THE FUNDS' INVESTMENT OBJECTIVES

THE INVESTMENT OBJECTIVE OF CASH MANAGEMENT FUND, LIQUID ASSETS FUND and MONEY MARKET FUND is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The investment objective of TAX FREE RESERVES is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity. The investment objective and policies of each Fund may be changed by the Trustees without a vote of shareholders; as a matter of policy, the Trustees would not materially change the investment objective of a Fund without shareholder approval. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE IT WILL BE ABLE TO DO SO.


The Cash Fund and Tax Free Reserves are offered to shareholders in exchange for their Class A shares of the Eaton Vance Group of Funds. The Money Market Fund is offered to shareholders in exchange for their Class B and Class C shares of the Eaton Vance Group of Funds. (The Money Market Fund may not be a suitable investment for investors who do not intend to use it as an exchange vehicle.) The Liquid Assets Fund is currently closed to new investments, whether by exchange or initial subscription.


The Funds cannot eliminate risk of loss or assure achievement of their investment objectives. None of the Funds is a complete investment program, and prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares.


Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"), serves as investment adviser to the Portfolio. Eaton Vance serves as investment adviser to Tax Free Reserves. BMR and Eaton Vance are each sometimes referred to herein as an "Adviser" or collectively as the "Advisers." Eaton Vance also acts as the administrator (the "Administrator") to Cash, Liquid Assets and Money Market Funds. The offices of the Investment Advisers and the Administrator are located at 24 Federal Street, Boston, MA 02110.

HOW THE FUNDS INVEST THEIR ASSETS


CASH FUND, LIQUID ASSETS FUND, AND MONEY MARKET FUND

Each of these Funds seeks its objective by investing all of its assets in the Portfolio, which is itself an open-end investment company. The Portfolio invests in the following types of high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers:

o U.S. GOVERNMENT SECURITIES: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities. Some of these securities are backed by the full faith and credit of the U.S. Government; others are backed only by the credit of the agency or instrumentality issuing the securities.

o PRIME COMMERCIAL PAPER: high-grade, short- term obligations issued by banks, corporations, and other issuers.

o CORPORATE OBLIGATIONS: high-grade, short- term obligations other than prime commercial paper.

o BANK CERTIFICATES OF DEPOSIT (CDS): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

o BANKERS' ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a bank, means, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

Investments are described further below under "All Funds -- Selection of Investments." The Portfolio may invest without limit in securities of finance companies or in securities of banks and thrift institutions (and their holding companies) whenever yield differentials or money market conditions indicate that such a concentration of the Portfolio's investments may be desirable.


The Portfolio may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Such investments involve special risks. These include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Adviser carefully considers these factors when making investments, the Portfolio does not limit the amount of its assets which can be invested in one type of instrument or in any foreign country.


TAX FREE RESERVES

Tax Free Reserves seeks to achieve its objective by investing in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from regular federal income tax. The Fund may acquire stand-by commitments with respect to portfolio securities and, with respect to 10% of net assets, may purchase shares of unaffiliated investment companies with the same objective. Investments are described further below under "All Funds -- Selection of Investments".

The Fund is designed for those institutional and individual investors who seek to earn tax-free income and to avoid fluctuation in the value of their investment while at the same time having the flexibility to liquidate and withdraw funds at any time. By combining the assets of shareholders, the Fund can provide yields normally available through investment in tax-free money market instruments of large denominations, and can obtain the benefits of diversification and liquidity through investment in the obligations of many issuers with various maturities.

A portion of the dividends paid by the Fund may be subject to federal income tax, and dividends may be subject to state and local taxes. As a matter of fundamental policy which may not be changed unless authorized by shareholder vote, the Fund may not purchase any securities which would cause more than 20% of the value of its total assets to be invested in securities the interest on which is not exempt from federal income tax.


Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT"). On December 31, 1997, the Fund had 2.9% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT.


ALL FUNDS -- SELECTION OF INVESTMENTS


The Portfolio and Tax Free Reserves will invest only in U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk, and that are (i) short-term obligations rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), or (ii) unrated securities determined by the Adviser to be of comparable quality. For a description of the instruments and ratings see Appendix B in the Statement of Additional Information. Each of the Portfolio and Tax Free Reserves will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio and Tax Free Reserves may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not invest more than 5% (determined at the time of investment) of its total assets in securities rated in the second highest short-term rating category or comparable unrated securities. Tax Free Reserves has a similar 5% limit on investments in certain municipal obligations which rely on the credit of a corporate entity. Neither the Portfolio nor Tax Free Reserves will purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer. The Portfolio and Tax Free Reserves follow investment and valuation policies designed to maintain a stable net asset value of $1 per Fund share, although there is no assurance that these policies will be successful.

Considerations of liquidity and preservation of capital mean that the Portfolio or Tax Free Reserves may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with their investment objectives, the Portfolio and Tax Free Reserves will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio and Tax Free Reserves may also invest to take advantage of what their Advisers believe to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturities of obligations purchased by the Portfolio and Tax Free Reserves, may result in frequent changes in their portfolios. The Portfolio and Tax Free Reserves will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

OTHER PRACTICES. The Portfolio and Tax Free Reserves may lend their portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the lender if the other party should default on its obligations or if the lender is delayed or prevented from recovering the collateral. The Portfolio and Tax Free Reserves may also purchase securities on a when-issued basis and for future delivery by means of "forward commitments". A segregated account will be maintained to cover such purchase obligations. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

An investment in a Fund is subject to interest rate risk and credit risks of the issuers of the money market instruments. EACH FUND'S INCOME WILL FLUCTUATE AND NET ASSET VALUE UNDER CERTAIN CIRCUMSTANCES COULD CHANGE. If any changes were made in a Fund's investment objective, the Fund may no longer be appropriate to certain investors. Investments and restrictions thereon are further described in the Statement of Additional Information.


ORGANIZATION OF THE FUNDS AND THE PORTFOLIO


EACH FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984 AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Cash, Liquid Assets and Money Market Funds in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to a Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as a Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.


Whenever a Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Tax Free Reserves' investment policies include a fundamental investment provision to permit the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. The Board of Trustees may implement the new investment policy at any time additional funds investing in the other investment company become available. This structure is commonly referred to as "master-feeder."

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIO


THE PORTFOLIO ENGAGES BMR, AS ITS INVESTMENT ADVISER. TAX FREE RESERVES ENGAGES EATON VANCE AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets of the Portfolio. For the fiscal year ended December 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.50% of the Portfolio's average daily net assets for such year.

Eaton Vance, acting under the general supervision of the Trustees of the Trust, manages Tax Free Reserves' investments and affairs. Eaton Vance also furnishes for the use of Tax Free Reserves office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. Under its investment advisory agreement with Tax Free Reserves, Eaton Vance receives a monthly advisory fee of 1/24 of 1% (equivalent to 0.50% annually) of average monthly net assets of the Fund. For the fiscal year ended December 31, 1997, the Fund paid Eaton Vance advisory fees equivalent to 0.35% of the Fund's average daily net assets for such year. Absent a fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.50% of average daily net assets.

Michael B. Terry has acted as the portfolio manager of the Portfolio since it commenced operations. Mr. Terry manages other Eaton Vance funds and is a Vice President of Eaton Vance and BMR.

William H. Ahern, Jr. has acted as the portfolio manager of Tax Free Reserves since 1989. Mr. Ahern manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and of BMR.


Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR and Eaton Vance judge such executing firms' professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads. Subject to the foregoing, BMR and Eaton Vance may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Funds, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio or Tax Free Reserves) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Cash, Liquid Assets and Money Market Funds. The Trust has not retained the services of an investment adviser for these Funds since the Trust seeks to achieve the investment objective of each such Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides each such Fund with general office facilities and supervises the overall administration of the Funds. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


Like most mutual funds, the Funds and the Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Funds and the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds, the Portfolio or the shareholders.

The Funds and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by an Adviser under an investment advisory agreement, by Eaton Vance under its administrative services agreements, or by the Principal Underwriter under the distribution agreements.


DISTRIBUTION PLANS


The Eaton Vance Money Market Fund has adopted a compensation-type Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER THE PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. With respect to Money Market Fund shares acquired as a result of an exchange from the Class C shares of one or more funds in the Eaton Vance Group of Funds, the Principal Underwriter currently expects to pay monthly sales commissions to an Authorized Firm approximately equivalent to 1/12 of .75% of the value of such shares sold by such Firm and remaining outstanding for at least one year from the date of original purchase of the Class C shares. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended December 31, 1997, the Money Market Fund paid or accrued sales commissions equivalent to .75% of the Fund's average daily net assets. As of December 31, 1997, uncovered distribution charges amounted to approximately $3,974,000 (equivalent to 16.7% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE MONEY MARKET FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE MONEY MARKET FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have authorized the Money Market Fund to make quarterly service fee payments of .15% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months (including in such holding period the prior holding of any Class C shares exchanged for Fund shares). The Trustees may increase these payments at any time. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the fiscal year ended December 31, 1997, the Fund paid or accrued service fees under the Plan equivalent to .12% of the Fund's average daily net assets for such year.

EATON VANCE LIQUID ASSETS FUND has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Liquid Assets Plan authorizes payments of service fees to the Principal Underwriter, Authorized Firms and other persons of
 .25% of the Fund's average daily net assets each year. The Trustees have authorized the Fund to pay service fees of up to .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold and remaining outstanding for at least one year. For the fiscal year ended December 31, 1997, the Fund made payments under the Plan to the Principal Underwriter and Authorized Firms equivalent to .25% of the Fund's average daily net assets.


With respect to all Funds, the Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell a Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


A Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, a Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares and (if applicable) the amount of uncovered distribution charges of the Principal Underwriter. A distribution plan may continue in effect and payments may be made under the plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. Net asset value per share is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. The net asset value of each of the Cash, Liquid Assets and Money Market Funds will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets.

The investments of the Portfolio and of the Funds are valued at amortized cost according to a Commission rule. The Portfolio and the Funds will not normally have unrealized gains or losses so long as they value their investments by the amortized cost method.

HOW TO BUY SHARES

SHARES OF A FUND MAY BE PURCHASED THROUGH AUTHORIZED FIRMS AT THE NET ASSET VALUE PER SHARE OF THE FUND NEXT DETERMINED AFTER AN ORDER IS EFFECTIVE. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. Any Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. As of the date of this Prospectus, shares of Liquid Assets Fund are not being offered.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

BY MAIL: The Account Application form which accompanies this Prospectus should be completed, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the relevant Fund and mailed to the Trust's Transfer Agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. Additional purchases may be made at any time through the same mail procedure. (Please provide the shareholder name and account number.)


BY WIRE: Investors may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to:

        ABA #011001438
        Federal Reserve Bank of Boston
        A/C Investors Bank & Trust Company
        Further Credit Eaton Vance [name of] Fund
        A/C # [Insert your account number -- see below]

Upon making an initial investment by wire, you must first telephone the Order Department of the Funds 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The Account Application form which accompanies this Prospectus must be promptly forwarded to the Transfer Agent, at the above address. Additional investments may be made at any time through the same wire procedure. The Funds' Order Department must be advised by telephone of each transmission.

Transactions in money market instruments normally require immediate settlement in federal funds. The Funds intend at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by a Fund only if the Fund has received payment in cash or in Federal Funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.


In connection with employee benefit or other continuous group purchase plans, the Cash and Money Market Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Shares."

HOW TO REDEEM SHARES

A SHAREHOLDER MAY REDEEM A FUND'S SHARES IN SEVERAL WAYS. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the relevant Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSCs (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

CHECKWRITING: Shareholders of Cash Fund and Tax Free Reserves with uncertificated shares may redeem shares by check. Boston Safe Deposit and Trust Company ("Boston Safe") will provide such shareholders with special forms of checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by a Fund or Boston Safe.

WIRE TRANSFER TO A BANK ACCOUNT: Shareholders with uncertificated shares (for which the Fund has collected payment) who have given complete written authorization in advance may request that redemption proceeds of $1,000 or more be wired directly to their bank account. The bank designated may be any bank in the United States. The request may be made by letter or telephone to the Transfer Agent at 800-262-1122. However, shareholders holding certificates for shares in a Fund must return such certificates in properly endorsed form requesting redemption prior to being eligible to have redemption proceeds wired directly to their bank account.


Redemption proceeds, less any applicable CDSC and the amount of any federal income tax required to be withheld, will be wired on the next business day following receipt of the redemption request. The shareholder will be required to pay any costs of such transaction. Each Fund may suspend or terminate this wire transfer procedure.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (which for some Funds would be withdrawn by it from the Portfolio). The securities so distributed would be valued pursuant to the Portfolio's or Tax Free Reserves' valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. If the net asset value of Fund shares is not maintained at $1.00 per share or if a CDSC (described below) is imposed on the redemption, a redemption may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of Fund shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE -- CASH FUND AND TAX FREE RESERVES. Shares of the Fund acquired in an exchange for Class A shares of an Eaton Vance Fund subject to a CDSC will be subject to the CDSC applicable to the exchanged shares at the time of their purchase, unless such redemption is in connection with another exchange for shares subject to such a charge.

CONTINGENT DEFERRED SALES CHARGE -- LIQUID ASSETS AND MONEY MARKET FUNDS. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses
(a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

Year of Redemption
After Purchase                                           CDSC
-----------------------------------------------------------------------
First or Second                                           5%
Third                                                     4%
Fourth                                                    3%
Fifth                                                     2%
Sixth                                                     1%
Seventh and following                                     0%


In calculating the CDSC upon the redemption of Liquid Assets or Money Market Fund shares acquired in an exchange for Class B or Class C shares of an Eaton Vance Fund (see "The Eaton Vance Exchange Privilege" below), the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares. See "The Eaton Vance Exchange Privilege" for the CDSC schedules applicable to Fund shares acquired in an exchange.


No CDSC will be imposed on any Fund's shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.


REPORTS TO SHAREHOLDERS

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. All shares are held in non-certificate form by the Trust's Transfer Agent for the account of the shareholder, and the Fund will not issue share certificates.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265 extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- All distributions will be reinvested in additional shares.

CASH OPTION -- All distributions will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.


If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, distributions may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE


Shares of CASH FUND and TAX FREE RESERVES currently may be exchanged for Class A shares of any fund in the Eaton Vance Group of Funds, Eaton Vance Income Fund of Boston and Eaton Vance Short-Term Treasury Fund. Shares of Cash Fund or Tax Free Reserves acquired under the exchange privilege which have not previously been subject to payment of a sales charge may be exchanged for shares of a fund with a sales charge only upon payment of the appropriate charge. These offers are available only in states where shares of the fund being acquired may legally be sold.

LIQUID ASSETS and MONEY MARKET FUND shares currently may be exchanged for Class B shares of one or more funds in the Eaton Vance Group of Funds which are subject to a CDSC. Such shares may also be exchanged for Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge. If Fund shares were acquired in exchange for Class C shares of one or more funds in the Eaton Vance Group of Funds or EV Classic Senior Floating-Rate Fund, such shares may be exchanged only for shares of one or more of such funds. Exchanges are made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). The Transfer Agent may require additional documentation if shares are registered in the name of a corporation, partnership or fiduciary. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. Cash Fund or Tax Free Reserves shares acquired in an exchange for Class A shares of an Eaton Vance Fund subject to a CDSC will remain subject to such charge as in effect at the time the exchanged shares were purchased. Liquid Assets and Money Market Fund shares acquired as the result of an exchange from Class B shares of an Eaton Vance Fund will be subject to the CDSC schedule set forth under "How to Redeem Shares" above, except Fund shares acquired as the result of an exchange from Class B shares of Eaton Vance Strategic Income Fund, Eaton Vance Prime Rate Reserves or Class B shares of any Eaton Vance Limited Maturity Municipals Fund will be subject to a declining charge of 3.0%-0%. Fund shares acquired as the result of an exchange from Class C shares of an Eaton Vance Fund or EV Classic Senior Floating-Rate Fund will be subject to a CDSC of 1% in the event of redemption within one year from the date of their original purchase.

Class B and Class C shares of the Eaton Vance Funds, Eaton Vance Prime Rate Reserves or EV Classic Senior Floating-Rate Fund may be exchanged for Money Market Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent, provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. As long as the net asset value of Fund shares is maintained at $1.00 per share, an exchange will not result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES


THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Funds as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on Cash Fund or Tax Free Reserves shareholdings systematically with monthly or quarterly checks in any amount. Monthly or quarterly withdrawals of Liquid Assets and Money Market Fund shareholdings may also be made, provided the aggregate amount of the withdrawals does not exceed annually 12% of the account balance at the time the plan was established (such amount will not be subject to a CDSC). See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


TAX-SHELTERED RETIREMENT PLANS: Shares of the Cash and Money Market Funds are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES


EACH FUND DECLARES DIVIDENDS DAILY AND PAYS DIVIDENDS MONTHLY FROM ITS NET INVESTMENT INCOME. Long-term capital gains, if any, will be distributed at least annually.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. As a partnership for federal tax purposes, the Portfolio does not pay federal taxes.

All distributions from Cash, Liquid Assets and Money Market Fund (and taxable distributions from Tax Free Reserves, if any) are taxable to shareholders as ordinary income, except that distributions of net long-term capital gains, if any, are taxable to shareholders as such regardless of the length of time the shareholder has held the shares.

Distributions designated by Tax Free Reserves as "exempt-interest dividends" may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends are includable in the tax base for shareholders who receive social security or railroad retirement benefits and may affect the taxability of such benefits. In addition, exempt interest dividends generally constitute a tax preference item under the federal alternative minimum tax provisions and may be taxable for state and local tax purposes. Other distributions from Tax Free Reserves may be taxable to shareholders as ordinary income or long-term capital gains. Distributions of income from repurchase agreements, original issue discount and certain market discount will be taxable to shareholders as ordinary income.

Distributions will be taxable as described whether received in cash or as additional shares through reinvestment in a Fund. Shareholders should consult their tax advisers about the effect of Fund distributions on their particular tax status and any state or local taxes that may apply.

YIELD INFORMATION


FROM TIME TO TIME A FUND MAY ADVERTISE ITS "YIELD" AND "EFFECTIVE YIELD." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.

[graphic omitted] Investing
EATON VANCE       for the
----------------  21st
    Mutual Funds  Century

------------------------------------------------------------------------------
EATON VANCE CASH MANAGEMENT FUND
EATON VANCE LIQUID ASSETS FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES


PROSPECTUS
MAY 1, 1998


------------------------------------------------------------------------------
INVESTMENT ADVISERS AND ADMINISTRATOR
Boston Management and Research, Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                            MMFP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


------------------
      [Logo]        Investing
                    for the
EATON VANCE         21st
==================  Century
      Mutual Funds
------------------
                                   Eaton Vance
                           Government Obligations Fund


EATON VANCE GOVERNMENT OBLIGATIONS FUND (THE "FUND") IS A MUTUAL FUND SEEKING A HIGH CURRENT RETURN, BY INVESTING IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT AND ENGAGING IN ACTIVE MANAGEMENT STRATEGIES. THE FUND INVESTS ITS ASSETS IN GOVERNMENT OBLIGATIONS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
                                                       Page                                                     Page
--------------------------------------------------------------------------------------------------------------------

Shareholder and Fund Expenses                             2  How to Buy Shares                                    11
The Fund's Financial Highlights                           3  How to Redeem Shares                                 12
The Fund's Investment Objective                           4  Reports to Shareholders                              14
Investment Policies and Risks                             4  The Lifetime Investing Account/Distribution Options  14
Organization of the Fund and the Portfolio                7  The Eaton Vance Exchange Privilege                   15
Management of the Fund and the Portfolio                  8  Eaton Vance Shareholder Services                     15
Distribution and Service Plans                            9  Distributions and Taxes                              16
Valuing Shares                                           10  Performance Information                              17
--------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

    SHAREHOLDER AND FUND EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES
                                                       Class A  Class B  Class C
                                                        Shares  Shares   Shares
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                     4.75%   None     None
Sales Charges Imposed on Reinvested Distributions         None    None     None
Fees to Exchange Shares                                   None    None     None
Maximum Contingent Deferred Sales Charge                  None    5.00%    1.00%

    ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)


                                                      Class A   Class B  Class C
                                                       Shares   Shares   Shares
--------------------------------------------------------------------------------
Investment Adviser Fee                                   0.75%   0.75%    0.75%
Rule 12b-1 Distribution and/or Service Fees              0.25    0.96     1.00
Other Expenses                                           0.24    0.24     0.24
                                                        -----   -----    -----
    Total Operating Expenses                             1.24    1.95     1.99
                                                         ====    ====     ====


    EXAMPLE
    An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B and Class C shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:


                                                       Class A  Class B  Class C
                                                        Shares  Shares   Shares
--------------------------------------------------------------------------------
 1 Year                                                  $  60   $  70    $  30
 3 Years                                                    85     101       62
 5 Years                                                   112     125      107
10 Years                                                   190     227      232


    An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:


                                                       Class A  Class B  Class C
                                                        Shares  Shares   Shares
--------------------------------------------------------------------------------
 1 Year                                                  $  60   $  20    $  20
 3 Years                                                    85      61       62
 5 Years                                                   112     105      107
10 Years                                                   190     227      232

NOTES: The table and Example summarize the aggregate expenses of the Portfolio and each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class A shares is based on its expenses for the most recent fiscal year. Information for Class B and Class C shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure.


The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase and Class C shares are sold subject to a 1% CDSC if redeemed within one year of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return but actual return will vary. Long-term holders of Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio", "Distribution and Service Plans" and "How to Redeem Shares".


The Fund invests exclusively in the Portfolio. Other investors with different distribution arrangements and fees may invest in the Portfolio in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the independent accountants' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification of its shares as Class A shares on January 1, 1998. Information for Class B and Class C shares is not presented because these classes did not exist prior to January 1, 1998. The Financial Highlights for Class B and Class C shares will differ from the Financial Highlights for Class A shares due to the different fees imposed on Class B and Class C shares.

                                                                     Year Ended December 31,
                               ----------------------------------------------------------------------------------------------------
                                 1997      1996      1995      1994      1993      1992      1991       1990       1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                      $10.680   $11.020   $10.420   $11.480   $11.380   $11.800   $11.3700   $11.5200   $11.2300  $11.5400
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Income (loss) from operations:
  Net investment income        $ 0.799   $ 0.810   $ 0.807   $ 0.805   $ 0.919   $ 0.975   $1.1005    $1.1085    $1.1280   $1.1260
  Net realized and
    unrealized gain (loss)
    on investments              (0.051)   (0.340)    0.603    (1.029)    0.106    (0.388)   0.4395    (0.1485)    0.2745   (0.2960)
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
    Total income (loss) from
      operations               $ 0.748   $ 0.470   $ 1.410   $(0.224)  $ 1.025   $ 0.587   $1.5400    $0.9600    $1.4025   $0.8300
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Less distributions:
  From net investment income   $(0.801)  $(0.810)  $(0.810)  $(0.805)  $(0.919)  $(1.007)  $(1.1100)  $(1.1100)  $(0.1125) $(1.1400)
  In excess of net
    investment income(3)          --        --        --      (0.031)   (0.006)     --        --         --         --        --
  From tax return of capital    (0.007)     --        --        --        --        --        --         --         --        --
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
    Total distributions        $(0.808)  $(0.810)  $(0.810)  $(0.836)  $(0.925)  $(1.007)  $(1.1100)  $(1.1100)  $(1.1125) $(1.1400)
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Net asset value, end of year   $10.620   $10.680   $11.020   $10.420   $11.480   $11.380   $11.8000   $11.3700   $11.5200  $11.2300
                               =======   =======   =======   =======   =======   =======   ========   ========   ========  ========
Total Return(1)                  7.26%     4.52%    13.97%   (2.03)%     9.26%     5.29%     14.42%      8.97%     13.21%     7.46%
  Ratios/Supplemental Data:
  Net Assets, end of year
    (000 omitted)             $276,781  $302,963  $359,738  $386,186  $503,150  $468,960   $352,480   $279,747   $296,405  $321,584
  Ratio of expenses to
    average daily net assets     1.24%     1.16%*    1.16%*    1.17%*    1.12%*    1.10%      1.18%      1.22%      1.22%     1.19%
  Ratio of net investment
    income to average daily
    net assets                   7.57%     7.59%     7.53%     7.70%     7.86%     8.52%      9.61%      9.86%     10.02%     9.82%
Portfolio Turnover of the
  Fund(2)                         --        --        --        --         52%       26%        25%        22%        25%       42%
Portfolio Turnover of the
  Portfolio(2)                     20%       11%       19%       35%       42%      --        --         --         --        --

  * Includes the Fund's share of the Portfolio's allocated expenses.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is computed on a non-annualized basis.
(2) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on October 28, 1993.
(3) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
    Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.


THE FUND'S INVESTMENT OBJECTIVE
THE FUND'S INVESTMENT OBJECTIVE IS TO REALIZE A HIGH CURRENT RETURN. The Fund currently seeks to meet its investment objective by investing its assets in the Government Obligations Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.

INVESTMENT POLICIES AND RISKS
IN SEEKING HIGH CURRENT RETURN, THE PORTFOLIO INVESTS IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT, INCLUDING MORTGAGE-BACKED SECURITIES OF FEDERAL AGENCIES AND FEDERALLY CHARTERED CORPORATIONS, AND ENGAGES IN ACTIVE MANAGEMENT STRATEGIES, INCLUDING FUTURES TRANSACTIONS AND RELATED TECHNIQUES PRIMARILY FOR HEDGING PURPOSES. The Portfolio's management believes that a high current return may be derived from yields on U.S. Government securities, including market discount accrued on obligations purchased below their stated redemption value.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to:
Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities only if the Investment Adviser determines that the credit risk with respect to such obligations is minimal.


MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities that are either issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. To mitigate prepayment risk, the Investment Adviser considers the selection of mortgage-backed securities that as a group have a history of more stable prepayment rates relative to interest rate fluctuations. In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. As of December 31, 1997, the Portfolio had approximately 38.5% of its net assets invested in FNMA Mortgage-Backed Certificates, approximately 33.4% of its net assets invested in Participation Certificates of FHLMC and approximately 9.8% of its net assets invested in GNMA Certificates. FNMA guarantees the timely payment of principal and interest of its Certificates, FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its Participation Certificates, and GNMA Certificates are guaranteed by the full faith and credit of the U.S. Government.

The Portfolio may also invest in classes of collateralized mortgage obligations ("CMOs") and various other mortgage-backed securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. In choosing among CMO classes, the Investment Adviser will evaluate the total income potential of each class and other factors. If such obligations or securities are privately issued they will currently be considered by the Investment Adviser as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. As of December 31, 1997, the Portfolio had approximately 0.9% of its net assets invested in CMOs (including one which was privately issued).

The Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. As of December 31, 1997, the Portfolio held no such securities. Because mortgage-backed and indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/ or other market risks.

The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond the customary settlement time if the Portfolio holds and maintains until the settlement date in a segregated account cash, U.S. Government securities and liquid debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Such contracts are customarily referred to as "forward commitments" and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably or unfavorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

The Portfolio may from time to time have temporary investments in short-term debt obligations (including certificates of deposit, bankers' acceptances and commercial paper) pending the making of other investments or as a reserve to service redemptions and repurchases of its shares.

ACTIVE MANAGEMENT STRATEGIES
The Portfolio may engage in several active management strategies to enhance income and reduce investment risk. Each strategy requires the Investment Adviser to consider special factors. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The value of the securities loaned will not exceed 30% of the Portfolio's total assets. During the year ended December 31, 1997, the Portfolio typically had outstanding approximately $60 million in collateralized loans with terms of 7 days.

FUTURES CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio, as a substitute for the purchase or sale of securities or currency, or to enhance return. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded and over-the-counter ("OTC") options on securities; indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. OTC derivative instruments involve a heightened risk that the issuer or counterparty will fail to perform its contractual obligations. The staff of the Commission takes the position that purchased OTC options, assets used as cover for written OTC options, and certain other derivative instruments (and securities) are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such instruments. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

SHORT SALES AGAINST-THE-BOX. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. No more than 20% of the Portfolio's assets will be subject to short sales at any one time.

SHORT-TERM TRADING. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

MORTGAGE ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Portfolio's borrowings and other senior securities.

LEVERAGE THROUGH BORROWING. The Portfolio may borrow from banks to increase its portfolio holdings of debt securities on which call options may be written and to acquire U.S. Treasury bills which may be deposited with the Portfolio's custodian or a broker-dealer in connection with various Portfolio investments. Such borrowings will be unsecured. The Investment Company Act of 1940 (the "1940 Act") requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to such borrowings. This allows the Portfolio to borrow for such purposes an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce the Portfolio's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by Portfolio, and in that respect may be considered a speculative practice. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the option premiums and interest received from the securities purchased. The Portfolio may also be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolio may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to U.S. Government securities. Under a repurchase agreement, the seller agrees to repurchase such securities at the Portfolio's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Portfolio follows procedures designed to moderate such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks. In addition, the Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreements will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling bank, the Portfolio will seek to liquidate such collateral. However, the exercise of the Portfolio's right to liquidate such collateral would involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

ADDITIONAL INVESTMENT INFORMATION
The Portfolio expects that various new types of investments, hedging techniques and management strategies will be developed and made available to institutional investors in the future. The Investment Adviser will consider making such investments or adopting such techniques or strategies if it determines that they are consistent with the Portfolio's investment objective and policies. Of course, the total mix of the Portfolio's investments can change daily.

FLUCTUATIONS IN VALUE. Because interest yields on U.S. Government and other securities and opportunities to realize additional income and net gains from active management strategies will vary from time to time because of general economic and market conditions and many other factors, the Fund's current return will fluctuate, and there can be no assurance that the Fund's objective will be achieved. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. As with other debt securities, the value of U.S. Government securities changes as interest rates fluctuate. Fluctuations in the value of securities held by the Portfolio will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of Fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer. In addition, as set forth above, the derivative securities the Portfolio may hold may magnify those risks and pose additional risks. Active management techniques, if successful, may only partly offset these risks. Shares of the Fund are not government guaranteed.


INVESTMENT RESTRICTIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an interestholder vote, respectively. These restrictions are designed to reduce investment risk. Except for such enumerated restrictions and as otherwise indicated in the Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies, and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the interestholders in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A, Class B and Class C shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering Class A, B and C shares on January 1, 1998.


When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.


Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced as follows:



                                                                Annualized Fee
                                                                      Rate
Average Daily Net Assets for the Month                          (For Each Level)
-------------------------------------------------------------------------------
$500 million but less than $1 billion                                0.6875%
$1 billion but less than $1.5 billion                                0.6250%
$1.5 billion but less than $2 billion                                0.5625%
$2 billion but less than $3 billion                                  0.5000%
$3 billion and over                                                  0.4375%


As at December 31, 1997, the Portfolio had net assets of $433,106,994. For the fiscal year ended December 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.75% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Susan Schiff has acted as the portfolio manager of the Portfolio since it commenced operations. She is a Vice President of Eaton Vance and BMR.

BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Trust, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

Like most mutual funds, the Fund and the Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Administrator is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, the Portfolio or shareholders.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS
The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. During the fiscal year ended December 31, 1997, Class A shares paid or accrued service fees under the Plan equivalent to .25% of average daily net assets for such year.

The Trust has also adopted compensation-type Distribution Plans ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. Each Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, CLASS B AND CLASS C EACH PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B and Class C shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of Class C shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions paid to Authorized Firms at the time of sale. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the two Plans are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely.


THE CLASS B AND CLASS C PLANS ALSO AUTHORIZE EACH CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B and Class C shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
THE FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, each Class's net asset value will reflect the value of the Fund's interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Mortgage-backed "pass-through" securities are valued through use of an independent matrix pricing system applied by the Investment Adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers.


SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B and Class C shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares".

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                                Sales Charge       Sales Charge     Dealer Commission
                                                              as Percentage of   as Percentage of   as Percentage of
Amount of Purchase                                             Offering Price     Amount Invested    Offering Price
----------------------------------------------------------------------------------------------------------------------
Less than $25,000                                                   4.75%              4.99%              4.50%
$25,000 but less than $100,000                                      4.50               4.71               4.25
$100,000 but less than $250,000                                     3.75               3.90               3.50
$250,000 but less than $500,000                                     3.00               3.09               2.75
$500,000 but less than $1,000,000                                   2.00               2.04               2.00
$1,000,000 or more                                                  0.00*              0.00*           See Below**


     *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.
    **A commission on sales of $1 million or more will be paid as follows:
      1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


IN THE CASE OF BOOK ENTRY:                                      IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                            Investors Bank & Trust Company
Broker #2212                                                    Attention: Eaton Vance Government Obligations Fund
Investors Bank & Trust Company                                    (state Class)
For A/C Eaton Vance Government Obligations Fund                 Physical Securities Processing Settlement Area
  (state Class)                                                 200 Clarendon Street
                                                                Boston, MA 02116


Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.

CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase.


CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:


Year of Redemption
After Purchase                                                             CDSC
-------------------------------------------------------------------------------
First or Second                                                             5%
Third                                                                       4%
Fourth                                                                      3%
Fifth                                                                       2%
Sixth                                                                       1%
Seventh and following                                                       0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

CLASS C SHARES. Class C Shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. The Class C CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distrubution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a required minimum distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.


INCOME OPTION -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.


The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Class C shares may also be exchanged for shares of Eaton Vance Money Market Fund and EV Classic Senior Floating-Rate Fund. Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $25,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges under a Statement of Intention. 5% of the dollar amount to be purchased will be held in escrow in the form of shares registered in the investor's name until the Statement is satisfied or the thirteen-month period expires. See the Account Application for details.

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $25,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B and Class C shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B or Class C CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Class A and Class C shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF THE DECLARATION AND WILL GENERALLY BE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES. Distributions on Class A and Class B shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Distributions on Class C shares will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Distributions from net short-term capital gains and certain net foreign exchange gains are taxable to shareholders as ordinary income, and distributions from net long-term capital gains designated as such by the Fund are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholders. Gains or losses attributable to transactions by the Portfolio in options on securities, certain currency forward contracts, futures contracts and options on futures may be treated as 40% short-term and 60% long-term capital gains or losses or, in the case of certain of such transactions relating to foreign currencies, as ordinary income or loss for federal income tax purposes. The Portfolio may have to limit its activities in these transactions in order to enable the Fund to maintain its qualification as a regulated investment company.


The amount of the Fund's distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio's investments, its current investment strategies and the operating expenses of the Fund and the Portfolio. While distributions will vary from time to time in response to the factors referred to above, the Fund's management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by the Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by the Portfolio and allocated to the Fund during such period. The Portfolio has elected mixed straddle accounting under the Code for one or more designated classes of activities involving mixed straddles.

The Portfolio is required to accrue original issue discount on zero coupon and certain other securities and has elected to accrue market discount on debt obligations which are purchased at a market discount. While enhancing the Fund's current return, such accrual will also accelerate the Fund's recognition of interest income, distributions of which will be taxable as ordinary income. Furthermore, because the Fund seeks to stabilize monthly distribution payments and the Portfolio has elected mixed straddle accounting under the Code, it is possible that a portion of the Fund's aggregate distributions during any year will be treated as a return of capital for tax purposes, rather than taxable distributions of dividends or capital gains. The Fund will inform the shareholders after the end of each year what portion, if any, of such distributions constitutes a return of capital for tax purposes.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquision of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. In addition, losses realized on a redemption of Class A shares may be disallowed under certain "wash sale" rules if within a period beginning 30 days before and ending 30 days after the date of redemption other shares of the Fund are acquired. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.


Shareholders should consult their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or the net asset value on the last day of the period and annualizing the resulting figure. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A; net asset value for Class B and Class C) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time.


The Fund may also publish total return calculations for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that investment results will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the yield or total return may be in any future period.


The following chart reflects the annual investment returns of Class A shares the Fund for one-year periods ending December 31 and does not take into account any sales charge which investors may bear. The performance of the predecessor funds of Class B and Class C was lower.
[Graphic Omitted]


                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.13%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 6.46%

1988 ...........................................................          7.46%
1989 ...........................................................         13.21%
1990 ...........................................................          8.97%
1991 ...........................................................         14.42%
1992 ...........................................................          5.29%
1993 ...........................................................          9.26%
1994 ...........................................................         (2.03%)
1995 ...........................................................         13.97%
1996 ...........................................................          4.52%
1997 ...........................................................          7.26%

------------------
      [Logo]        Investing
                    for the
EATON VANCE         21st
==================  Century
      Mutual Funds
------------------


          Eaton Vance
          Government Obligations Fund





Prospectus
May 1, 1998



--------------------------------------------------------------------------------
Investment Adviser of Government Obligations Portfolio
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
 (800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
 (800) 262-1122

Independent Accountants
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109


                                                                             GOP

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS


[GRAPHIC OMITTED]  Investing
EATON VANCE        for the
-----------------  21st
     Mutual Funds  Century

                                   Eaton Vance
                               Municipal Bond Fund

EATON VANCE MUNICIPAL BOND FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser"), which is located at the same address.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                 Page                                                           Page
----------------------------------------------------------------------------------------------------------------------

Shareholder and Fund Expenses                       2        How to Redeem Shares                                 10
The Fund's Financial Highlights                     3        Reports to Shareholders                              12
The Fund's Investment Objective                     4        The Lifetime Investing Account/Distribution Options  12
Investment Policies and Risks                       4        The Eaton Vance Exchange Privilege                   13
Organization of the Fund                            7        Eaton Vance Shareholder Services                     14
Management of the Fund                              7        Distributions and Taxes                              14
Distribution and Service Plans                      8        Performance Information                              15
Valuing Shares                                      9        Appendix                                             17
How to Buy Shares                                   9
----------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES


                                                                       Class A        Class B        Class I
                                                                       Shares         Shares         Shares
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases

  (as a percentage of offering price)                                   4.75%          None           None
Sales Charges Imposed on Reinvested Distributions                       None           None           None
Fees to Exchange Shares                                                 None           None           None
Maximum Contingent Deferred Sales Charge                                None           5.00%          None

Annual Fund Operating Expenses (as a percentage of average daily net assets)
                                                                       Class A        Class B        Class I
                                                                       Shares         Shares         Shares

-----------------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                                  0.49%          0.49%          0.49%
Rule 12b-1 Distribution and/or Service Fees*                            0.00           0.75           0.00
Other Expenses                                                          0.32           0.32           0.32
                                                                        ---            ---            ---
    Total Operating Expenses                                            0.81           1.56           0.81
                                                                        ---            ---            ---
                                                                        ---            ---            ---
* Payment of the Class A and Class B service fees will commence in 1999. See Note below.

EXAMPLE

An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming
(a) 5% annual return and (b) redemption at the end of each period:

                                                                       Class A        Class B        Class I
                                                                       Shares         Shares         Shares
-----------------------------------------------------------------------------------------------------------------
 1 Year                                                                 $ 55           $ 66           $  8
 3 Years                                                                  72             89             26
 5 Years                                                                  90            105             45
10 Years                                                                 143            186            100

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

                                                                       Class A        Class B        Class I
                                                                       Shares         Shares         Shares
-----------------------------------------------------------------------------------------------------------------
 1 Year                                                                 $ 55           $ 16           $  8
 3 Years                                                                  72             49             26
 5 Years                                                                  90             85             45
10 Years                                                                 143            186            100

NOTES: The table and Example summarize the aggregate expenses of each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class I shares is based on its expenses for the most recent fiscal year. Information for Class A and Class B is estimated for the current fiscal year.

The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. The CDSC does not apply in certain circumstances. Class I shares are sold at net asset value to certain financial intermediaries and Eaton Vance affiliates. Class I shares are also available to shareholders who owned shares on December 31, 1997, subject to a sales charge at the time of purchase (4.75% maximum). See "How to Buy Shares" and "How to Redeem Shares."

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. Long-term holders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Fund see "The Fund's Financial Highlights," "Management of the Fund," "Distribution and Service Plans" and "How to Redeem Shares."

For Class A and Class B shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding
 .25% per annum of its average daily net assets. The Fund expects to begin making service fee payments during the quarter ending March 31, 1999. After such date, Total Operating Expenses will be higher. See "Distribution and Service Plans."

THE FUND'S FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification of its shares as Class I shares on January 1, 1998. Information for Class A and Class B shares is not presented because these classes did not exist prior to January 1, 1998. The Financial Highlights for Class A and Class B shares will differ from the Financial Highlights for Class I shares due to the different fees imposed on Class A and Class B shares.

                                                                 Year Ended December 31,
                       ------------------------------------------------------------------------------------------------------------
                        1997       1996       1995       1994        1993        1992       1991       1990       1989       1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year    $10.070    $10.210    $ 9.260    $10.630    $  9.950    $  9.750    $ 9.200    $ 9.250    $ 8.990    $ 8.590
                       -------    -------    -------    -------    --------    --------    -------    -------    -------    -------
Income from operations:
Net investment income  $ 0.584    $ 0.605    $ 0.604    $ 0.611    $  0.614    $  0.639    $ 0.638    $ 0.627    $ 0.632    $ 0.630
Net realized and
  unrealized gain
  (loss) on
  investments            0.785     (0.143)     0.962     (1.369)      0.692       0.195      0.552     (0.017)     0.288      0.430
                       -------    -------    -------    -------    --------    --------    -------    -------    -------    -------
  Total income
    (loss) from
    operations         $ 1.369    $ 0.462    $ 1.566    $(0.758)   $  1.306    $  0.834    $ 1.190    $ 0.610    $ 0.920    $ 1.060
                       -------    -------    -------    -------    --------    --------    -------    -------    -------    -------
Less distributions:
From net investment    $(0.584)   $(0.594)   $(0.604)   $(0.611)  $  (0.619)  $  (0.634)   $(0.638)   $(0.627)   $(0.660)   $(0.660)
  income
In excess of net
  investment income(2)  (0.015)    (0.008)    (0.012)    (0.001)     (0.007)       --       (0.002)    (0.033)      --          --
                       -------    -------    -------    -------    --------    --------    -------    -------    -------    -------
  Total
    distributions      $(0.599)   $(0.602)   $(0.616)   $(0.612)  $  (0.626)  $  (0.634)   $(0.640)   $(0.660)   $(0.660)   $(0.660)
                       -------    -------    -------    -------    --------    --------    -------    -------    -------    -------
Net asset value, end
  of year              $10.840    $10.070    $10.210    $ 9.260    $ 10.630    $  9.950    $ 9.750    $ 9.200    $ 9.250    $ 8.990
                       =======    =======    =======    =======    ========    ========    =======    =======    =======    =======
Total Return(1)         14.13%      4.78%     17.40%    (7.27)%      13.52%       8.91%     13.49%      6.97%     10.65%     12.83%
Ratios/Supplemental Data:
Net assets, end of
  year (000's omitted) $92,375    $88,184    $96,410    $90,802    $114,425    $103,208    $92,771    $80,907    $77,780    $63,385
Ratio of expenses to
  average daily net
  assets(3)              0.81%      0.78%      0.76%      0.80%       0.72%       0.74%      0.76%      0.85%      0.92%      0.96%
Ratio of expenses to
  average daily net
  assets after
  custodian fee
  reduction              0.77%      0.74%       --         --          --          --         --         --         --         --
Ratio of net
  investment income
  to average daily
  net assets             5.69%      6.12%      6.16%      6.26%       5.91%       6.50%      6.75%      6.94%      6.87%      7.20%
Portfolio Turnover         34%        30%        58%        58%         86%         60%       105%       187%       188%       139%

 (1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
 (2)  During the year ended September 30, 1993, the Fund adopted Statement of Position (SOP) 93-2: Determination, Disclosure and
      Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The
      SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
 (3) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before December
     31, 1994 have not been adjusted to reflect this change.

THE FUND'S INVESTMENT OBJECTIVE

THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund is a diversified series of Eaton Vance Mutual Funds Trust (the "Trust").

INVESTMENT POLICIES AND RISKS

DURING PERIODS OF NORMAL MARKET CONDITIONS, THE FUND WILL HAVE AT LEAST 80% OF ITS NET ASSETS INVESTED IN OBLIGATIONS, INCLUDING NOTES AND TAX-EXEMPT COMMERCIAL PAPER, ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES AND INSTRUMENTALITIES, THE INTEREST ON WHICH IS EXEMPT FROM THE REGULAR FEDERAL INCOME TAX ("MUNICIPAL OBLIGATIONS"). The foregoing policy is a fundamental policy which may not be changed unless authorized by a vote of the shareholders of the Fund.


The Fund normally will invest at least 65% of its net assets in (1) municipal obligations (other than tax-exempt commercial paper) which are rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A, VMIG 1, VMIG 2 or VMIG 3 or, in the case of notes, MIG 1, MIG 2, or MIG 3), Standard & Poor's Ratings Group ("S&P") (AAA, AA, or A) or Fitch/IBCA ("Fitch") (AAA, AA or A), which are guaranteed, backed or secured at the time of purchase by the U.S. Government or any of its agencies or instrumentalities, or which are issued by issuers having at the time of purchase an issue of outstanding municipal obligations rated within the three highest grades assigned by Moody's, S&P, or Fitch; or (2) tax-exempt commercial paper which is rated at the time of purchase within the highest grade assigned by Moody's (Prime-1) or S&P (A-1), which is guaranteed, backed or secured at the time of purchase by the U.S. Government or any of its agencies or instrumentalities, or which is issued by an issuer having at the time of purchase an issue of outstanding municipal obligations rated within the highest grade assigned by any of the aforesaid rating services. For a description of municipal obligation ratings, see the Statement of Additional Information.

The Fund may invest up to 35% of its net assets in municipal obligations which are rated investment grade (BBB by Moody's or Baa by S&P or Fitch) or below investment grade or, if unrated, are determined to be of comparable quality by the Investment Adviser. Municipal obligations rated BBB or Baa may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Municipal obligations rated below investment grade are commonly known as "junk bonds." See "Additional Risk Considerations."


The Fund from time to time may make temporary investments in obligations of the U.S. Government, its agencies, or instrumentalities; other debt securities rated within the three highest grades by the aforesaid rating services; commercial paper rated in the highest grade by such rating services (Prime-1 or A-1, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and repurchase agreements. Interest income from temporary investments may be taxable to shareholders as ordinary income. See "Distributions and Taxes." The Fund may also acquire rights to resell municipal obligations or any of the foregoing temporary investments at an agreed upon price and at or within an agreed upon time.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal obligations include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Interest on certain types of municipal obligations may be subject to the alternative minimum tax (the "AMT"). The Fund will not invest in an obligation if the interest on that obligation is subject to the AMT.

CONCENTRATION. 25% or more of total assets may be invested in municipal obligations of the same state or in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may result in greater susceptibility to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. In addition, municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. As concentration increases, so does the potential for fluctuation in the value of Fund shares.

OTHER INVESTMENT PRACTICES

The Fund may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Fund may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the agreed upon purchase price. Instruments may also be purchased that provide the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Inverse floaters are municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the holder of the inverse floater when short-term interest rates rise, and increase the interest paid to such holder when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. Various kinds of financial futures contracts and options thereon may be purchased and sold to hedge against changes in interest rates or as the substitute for the purchase of securities. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the initial investment in these contracts. Futures contracts or related options may not be purchased or sold, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on outstanding positions would exceed 5% of the market value of net assets. These transactions involve transaction costs. Under regulations of the Commodity Futures Trading Commission the use of futures for non-hedging purposes is limited. There can be no assurance that the Investment Adviser's use of futures will be advantageous. Distributions of any gains realized on transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. Some municipal obligations are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of Fund shares.

ADDITIONAL RISK CONSIDERATIONS

Many municipal obligations offering current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, some municipal obligations may be rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When investing in lower rated or unrated municipal obligations, the achievement of investment goals is more dependent on the Investment Adviser's ability than would be the case if municipal obligations in the higher rating categories were acquired.


Municipal obligations which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of meeting investment policies. In the event the rating of an obligation is downgraded, causing the Fund to exceed the 35% limit on investment in investment grade, below investment grade and comparable unrated obligations, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with such limit. In the case of a defaulted obligation, additional expense may be incurred seeking recovery.

See the Appendix to this Prospectus for asset composition for the fiscal year ended December 31, 1997.

The net asset value of shares will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held. When interest rates decline, the value of securities can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in Fund shares will not constitute a complete investment program.


At times, a substantial portion of assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell such securities when the Investment Adviser believes it advisable to do so or such securities may be sold only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing net asset value.

The secondary market for some municipal obligations (including privately placed issues) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. Illiquid securities will not be acquired if more than 15% of net assets would be invested in securities that are not readily marketable. No established resale market exists for certain municipal obligations. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Investment Adviser may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities may permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Municipal obligations include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Income from zero-coupon bonds must be accrued currently in cash, and the income must be distributed each taxable year. To generate the cash needed to make these income distributions, other investments may have to be sold.

Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of shareholders.

ORGANIZATION OF THE FUND

THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A, Class B, and Class I shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares." The Fund commenced offering classes of shares on January 1, 1998.


When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to the class available for distribution to shareholders.


MANAGEMENT OF THE FUND

THE FUND ENGAGES EATON VANCE MANAGEMENT ("EATON VANCE") AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING

INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee in an amount equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total gross income on such day as that portion of the total daily net assets in the same Category bears to the total net assets on such day) in each Category as indicated below:

                                                       Annual        Daily
  Category    Daily Net Assets                       Asset Rate   Income Rate
--------------------------------------------------------------------------------
1             Up to $500 million                       0.300%        3.00%
2             $500 million but less than $1 billion    0.275%        2.75%
3             $1 billion but less than $1.5 billion    0.250%        2.50%
4             $1.5 billion but less than $2 billion    0.225%        2.25%
5             $2 billion but less than $3 billion      0.200%        2.00%
6             $3 billion and over                      0.175%        1.75%


As at December 31, 1997, the Fund had net assets of $92,375,383. For the fiscal year ended December 31, 1997, the Fund paid Eaton Vance advisory fees equivalent to 0.49% of the Fund's average daily net assets for such year.

EATON VANCE OR ITS AFFILIATES ACT AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Thomas J. Fetter has acted as the portfolio manager of the Fund since 1986. Mr. Fetter is a Vice President of Eaton Vance and manages other Eaton Vance portfolios.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute Fund portfolio transactions, Eaton Vance judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Fund and at reasonably competitive spreads. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance or Boston Management and Research ("BMR") as a factor in the selection of firms to execute portfolio transactions. The Trust, the Fund and the Investment Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or its shareholders.


DISTRIBUTION AND SERVICE PLANS

The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING
 .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin making service fee payments during the quarter ending March 31, 1999.


The Trust has also adopted a compensation-type Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for the Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLAN, CLASS B PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely.


THE CLASS B PLAN ALSO AUTHORIZES EACH CLASS B TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/ OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Class B expects to begin accruing for its service fees during the quarter ending March 31, 1999.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on sales of Class A and Class I shares of up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES

THE FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m., New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT") (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Municipal Bonds will normally be valued on the basis of valuations furnished by a pricing service.

Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES


FUND SHARES MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The minimum initial investment amount is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


Fund shares can be purchased through an Authorized Firm or by mail. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

CLASS A SHARES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13- month period or the existence of special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter and are summarized in the Account Application.

The current sales charges and dealer commissions are:

                                                                      Dealer
                                    Sales Charge  Sales Charge    Commission
                                   as Percentage  as Percentage  as Percentage
Amount of Purchase                  of Offering     of Amount     of Offering
                                       Price        Invested         Price
------------------------------------------------------------------------------
Less than $25,000                      4.75%         4.99%           4.50%
$25,000 but less than $100,000         4.50          4.71            4.25
$100,000 but less than $250,000        3.75          3.90            3.50
$250,000 but less than $500,000        3.00          3.09            2.75
$500,000 but less than $1,000,000      2.00          2.04            2.00
$1,000,000 or more                     0.00*         0.00*           0.50


*No sales charge is payable at the time of purchase on investments of $1 million or more if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts."

CLASS B SHARES. Class B shares are purchased at the net asset value per share next determined after an order is effective. Redemptions of Class B shares within the first six years after purchase are subject to a CDSC as described under "How to Redeem Shares."

CLASS I SHARES. Class I shares are offered at net asset value to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and employees, affiliates and investment clients of Eaton Vance.

Class I shares are also offered to shareholders who owned shares on December 31, 1997 at the effective net asset value per share plus a sales charge, which is equal to the same sales charge applicable to the same purchase of Class A shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Investment Adviser, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable offering price on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


IN THE CASE OF BOOK ENTRY:                                     IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                           Investors Bank & Trust Company
Broker #2212                                                   Attention: Eaton Vance Municipal Bond Fund (state
Investors Bank & Trust Company                                 Class)
For A/C Eaton Vance Municipal Bond Fund (state Class)          Physical Securities Processing Settlement Area
                                                               200 Clarendon Street
                                                               Boston, MA 02116


Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES


A SHAREHOLDER MAY REDEEM SHARES IN ONE OF FOUR WAYS -- BY MAIL, BY TELEPHONE, THROUGH AN AUTHORIZED FIRM OR BY CHECK. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


REDEMPTIONS BY CHECK. Class A shareholders holding shares for which certificates have not been issued may make redemptions by check by completing an Account Instruction form (available by calling 800-225-6265 (extension 7601)) and appointing Boston Safe Deposit and Trust Company ("Boston Safe") their agent. Boston Safe will provide such shareholders electing this option with checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. When a check is presented to Boston Safe for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by Boston Safe as the shareholder's agent. Through this procedure the shareholder will continue to be entitled to distributions paid on shares up to the time the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares for which the Fund has collected payment held in the shareholder's account, the check will be returned and the shareholder may be subject to extra charges. To obviate such a return of the check, the check should not be written for close to the full value of an account. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Boston Safe. Shareholders of the Fund on December 31, 1997 may also make redemptions by check.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Fund's portfolio. The securities so distributed would be valued pursuant to the Trust's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a .50% CDSC if redeemed within 12 months of purchase.


CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

Year of Redemption
After Purchase                                                      CDSC
-------------------------------------------------------------------------------

First or Second                                                     5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh and following                                               0%


The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services")or (2) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).


REPORTS TO SHAREHOLDERS

THE FUND WILL ISSUE TO ITS SHAREHOLDERS, SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


At least quarterly, the shareholder will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE TO THE TRANSFER AGENT.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investors Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE


Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A and Class I shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). In the event the fund to be acquired does not offer Class I shares, Class I shares of the Fund may be exchanged for Class A shares of the fund to be acquired. Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must meet the minimum investment amount required by the Fund to be acquired. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent, provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES


THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION. Once the minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION. Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION. Purchases of $25,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges under a Statement of Intention. 5% of the dollar amount to be purchased will be held in escrow in the form of shares registered in the investor's name until the Statement is satisfied or the thirteen-month period expires. See the Account Application for details.

RIGHT OF ACCUMULATION. Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $25,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN. A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES

SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Distributions on Class A and Class I shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Distributions on Class B shares will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. The Fund anticipates that for tax purposes, the entire distribution, whether paid in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of such shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to shareholders.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code.

Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

Shareholders should consult with their tax advisers concerning the applicability of state, local and other taxes to an investment.

PERFORMANCE INFORMATION

FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or net asset value on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A and Class I; net asset value for Class B) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations, which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time.

The Fund may also furnish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the yield or total return may be in any future period.

The following chart reflects the annual investment returns of Class I of the Fund for one-year periods ending December 31 and does not take into account any sales charge which investors may bear. The performance of Class A and Class B would be lower.

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.13%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 9.33%

12.83%  10.65%   6.97%  13.49%   8.91%  13.52%  (7.27)% 17.40%  4.78%  14.13%
-----------------------------------------------------------------------------
 1988    1989    1990    1991    1992    1993    1994    1995    1996   1997

                                                                      APPENDIX

                       EATON VANCE MUNICIPAL BOND FUND


                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997


                                                                   Percent of
Moody's/S&P                                                        Net Assets
-------------------------------------------------------------------------------


Aaa or AAA                                                            38.0%
Aa or AA                                                               8.6%
A                                                                      8.1%
Baa or BBB                                                            11.6%
Ba or BB                                                               1.2%
Unrated                                                               32.5%
Short-Term Obligations, Cash, Interest Receivable                      --
                                                                     -----
Total                                                                100.0%

The chart above indicates the weighted average composition of the Fund's portfolio for the fiscal year ended December 31, 1997, with the debt securities rated by Moody's or S&P separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in the current and subsequent fiscal years.


For a detailed description of Moody's and S&P's ratings of municipal bonds, see the Appendix to the Statement of Additional Information.

[GRAPHIC OMITTED]  Investing
EATON VANCE        for the
-----------------  21st
     Mutual Funds  Century

------------------------------------------------------------------------------
EATON VANCE
MUNICIPAL BOND FUND

PROSPECTUS
MAY 1, 1998

------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                             MBP

                                    PART B


        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998

                       EATON VANCE CASH MANAGEMENT FUND
                        EATON VANCE LIQUID ASSETS FUND
                        EATON VANCE MONEY MARKET FUND
                        EATON VANCE TAX FREE RESERVES

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides information about the Funds listed above and Cash Management Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI".

                       TABLE OF CONTENTS                                 Page

Additional Information about Investment Policies .....................      2
Investment Restrictions ..............................................      6
Trustees and Officers ................................................      7
Investment Adviser and Administrator .................................      9
Custodian ............................................................     11
Service for Withdrawal ...............................................     12
Determination of Net Asset Value .....................................     12
Calculation of Yield Quotations ......................................     12
Taxes ................................................................     13
Principal Underwriter ................................................     14
Distribution Plan ....................................................     14
Portfolio Security Transactions ......................................     16
Other Information ....................................................     18
Independent Accountants ..............................................     19
Financial Statements .................................................     19
Appendix A: Fund Specific Information ................................    a-1
Appendix B: Ratings ..................................................    b-1

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Funds and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. Cash Fund, Liquid Assets Fund and Money Market Fund are subject to the same investment policies as those of the Portfolio, and currently seek to achieve their objectives by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


THE FOLLOWING INFORMATION APPLIES TO THE PORTFOLIO:

MONEY MARKET INSTRUMENTS. The Portfolio will invest only in those U.S. dollar denominated money market securities and corporate obligations determined by the Trustees of the Portfolio to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of an instrument not so rated, of comparable quality as determined by the Trustees. At such time or times as the Trustees deem appropriate and in the best interests of the Portfolio, assets of the Portfolio may be invested in certificates of deposit of federally insured banks and/or U.S. Government and agency obligations. The Portfolio intends to limit its investments to money market instruments maturing in 397 calendar days or less and to maintain a dollar-weighted average maturity of not more than 90 days. In addition, Rule 2a-7 promulgated under the 1940 Act provides that the Portfolio (so long as it uses the amortized cost method of valuing its securities or holds itself out to investors as a money market fund) may not acquire a Second Tier Security (as defined in the Rule) if, immediately after such acquisition: (a) more than 5% of its total assets (taken at amortized cost) would be invested in securities which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities; or (b) more than the greater of 1% of its total assets (taken at amortized cost) or $1,000,000 would be invested in securities issued by a single issuer which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities.


    The Portfolio may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Tennessee Valley Authority are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" government obligations.


    Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

OBLIGATIONS OF U.S. AND FOREIGN BANKS. Investments by the Portfolio may be made in U.S. dollar-denominated time deposits, certificates of deposit and bankers' acceptances of U.S. banks and their branches located outside of the U.S., of U.S. branches of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other domestic or foreign issuers, including domestic and foreign corporations or other business organizations, foreign governments and foreign government agencies or instrumentalities, and domestic and foreign financial institutions, including but not limited to savings and loan institutions, insurance companies, mortgage bankers and real estate investment trusts, as well as banks.


    The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks.

    The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

    The obligations of foreign issuers also involve certain additional risks, including the risks of adverse political, social and economic developments, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, exchange controls, and the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.

    In connection with its investments in bank obligations and instruments secured thereby, the Portfolio will invest in certificates of deposit and bankers' acceptances if they are obligations of a domestic bank or a savings and loan association having total assets of $1,000,000,000 or more.


REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Portfolio may enter into a repurchase agreement with respect to any security in which the Portfolio is authorized to invest even though the underlying security matures in more than 397 calendar days. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with bankruptcy proceedings), it is the policy of the Portfolio to enter into repurchase agreements only with those member banks of the Federal Reserve System and primary dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the Adviser.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio instruments.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets (although not affecting the amortized cost value of its assets used in determining the Fund's net asset value per share). While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Fund's net asset value per share, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System, and the Commission, such loans may be made to member firms on the Exchange, and would be required to be secured continuously by collateral in cash or cash equivalents maintained on a current basis at an amount equal to the market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive the interest on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's management to be of good standing, and when, in the judgment of the Portfolio's management, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. If the management of the Portfolio determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets, or that the payments received on such loans, including amounts received during the existence of a loan on account of interest and dividends on the securities loaned, would exceed in the aggregate 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless counsel for the Portfolio determines that such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.


ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns cash or liquid securities with a value sufficient at all times to cover its potential obligations. The Portfolio will comply with the regulations and policies promulgated by the Commission regarding asset coverage for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets held in a segregated account cannot be sold while the position requiring segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

OTHER INVESTMENT POLICIES. Although the Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Portfolio may also sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions of Fund shares. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, the Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.


TAX FREE RESERVES' ASSETS WILL CONSIST PRINCIPALLY OF THE FOLLOWING:

    (1) Floating or variable rate tax-exempt instruments, which provide for interest rate adjustments at specified intervals. Rate adjustments on such securities are usually set at the issuer's discretion, in which case the Fund would normally have the right to resell the security to the issuer or its agent. Alternatively, rate revisions may be determined in accordance with a prescribed formula or other contractual procedure. The Fund may also acquire put options in combination with the purchase of underlying securities. Interest income generated by certain securities on which the Fund holds a put option may not qualify as tax-exempt interest.

    (2) Tax-exempt notes which are rated at the time of purchase within the highest grade assigned by Moody's Investors Service, Inc. ("Moody's") (MIG-1), or within the highest grade assigned by Standard & Poor's Ratings Group ("S&P") (SP-1), or within the highest grade assigned by Fitch/IBCA ("Fitch") (FIN-1). Tax and/or revenue anticipation notes (TANs, RANs, TRANs) are generally issued to finance seasonal working capital needs in anticipation of various taxes or revenues, and payable from these specific future revenues. Additionally, most TANs, RANs and TRANs are general obligations of the issuing entity. Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, then provide the funds to pay off the BANs. Additionally, most BAN's may be general obligations of the issuing entity. Construction loan notes (CLNs) are issued primarily by housing agencies to provide interim construction financing. After completion, most projects receive permanent financing through the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA); others are financed by the issuance of long-term bonds. In either case, the permanent financing provides the "take-out" for the holder of the notes. Federal grant anticipation notes (FANs, GANs) are issued to provide interim financing, most often for water and sewer projects, in anticipation of matching federal grants. Additionally, most FAN's and GAN's may be general obligations of the issuing entity. Temporary notes (TNs) are short-term general obligations issued for various purposes.

    (3) Project notes, which are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency, and secured by the full faith and credit of the United States. Due to changes in the federal income tax law enacted in the Deficit Reduction Act of 1984, project notes issued on or after June 19, 1984 must satisfy several new requirements to maintain their tax-exempt status.

    (4) Tax-exempt bonds which are rated at the time of purchase within the two highest grades assigned by Moody's (Aaa or Aa) or S&P (AAA or AA) or Fitch (AAA or AA). Tax-exempt bonds generally have original maturities of longer than one year. They are usually classified as either general obligations or revenue bonds. Revenue bonds are secured by the revenues derived from a particular facility or class of facilities or from some other specific revenue source or in the case of industrial development bonds, by the earnings of the private enterprise whose facility is being financed. Some tax-exempt bonds are additionally secured by insurance, bank credit agreements, or escrow accounts.

    (5) Tax-exempt commercial paper rated in the highest grade by such rating services (Prime-1 or A-1 or F-1+, respectively). Tax-exempt commercial paper consists of unsecured obligations of state or local governments or instrumentalities which are payable from available funds of the issuer. These obligations are often backed by a bank letter of credit or supported by a tender agreement permitting the holder to resell the obligation to the issuer's agent. Maturities range from one day to 270 days.

    (6) Cash.

    For a description of the ratings listed above, see Appendix B.

    The Fund anticipates being at all times as fully invested as possible in tax-exempt bonds and notes; however, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares or in order to meet anticipated redemption requests, or the unavailability of suitable tax-exempt investments, the Fund may hold cash which is not earning income or invest in taxable short-term obligations including U.S. Government obligations, interest-bearing obligations of banks (such as certificates of deposit and bankers' acceptances), repurchase agreements (described above), and commercial paper.

    With respect to 10% of its net assets, the Fund may also purchase shares of unaffiliated investment companies consistent with the restrictions of the 1940 Act, as amended. Such investments are subject to adverse developments affecting the mutual fund industry. In addition, investors indirectly pay the fees of two investment company service providers.

    Some tax-exempt securities may be purchased on a "when-issued" basis. If so, the Fund generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of securities purchased on a when-issued basis, the Fund will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when- issued securities on the delivery date may be less than their cost, effecting an immediate loss to the Fund. Thus, the purchase of securities on a when- issued basis may be considered an aggressive investment practice involving some risk. The Fund does not intend to make such commitments for speculative purposes, but only to accomplish the goal of the Fund, i.e., to invest in tax-exempt securities. When the Fund commits to purchase a security on a when- issued basis, the Fund will always have cash or liquid securities sufficient to cover its commitments. If the Fund determines it is necessary to sell the when-issued security before delivery, any gain or loss will not be tax-exempt. The Fund has no specific limit on the amount of securities which may be purchased on a when-issued basis.

    The Fund may acquire "stand-by commitments" with respect to portfolio obligations. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

    The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the issuer or its agent at an agreed-upon price at any time during a specified period or on a certain date. Such a right is generally known as a "put."


                           INVESTMENT RESTRICTIONS


    The Portfolio has adopted the following investment restrictions that cannot be changed without the approval of a majority of its outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders. Accordingly, the Portfolio may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies;

    (2) Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

    (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

    (5) Purchase any security if, as a result of such purchase, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Portfolio in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;

    (6) Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities;

    (7) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities.

    Each of Cash Fund, Liquid Assets Fund and Money Market Fund have adopted the same fundamental investment restrictions, except that the 5% restriction in restriction (1) does not apply to or limit the Liquid Assets or Money Market Funds' investment in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions. A Fund's investment restrictions cannot be changed without the approval of the holders of a majority of its outstanding voting securities.

    Tax Free Reserves has the same fundamental investment policies as the Portfolio, except restrictions (1) and (5) are replaced with the following: The Fund may not

    (1) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except for obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and except securities of other investment companies;

    (5) Purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in tax-exempt notes or bonds or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances; or

    (8) Purchase any securities which would cause more than 20% of the value of its total assets at the time of such purchase to be invested in securities the interest on which is not exempt from federal income tax.

    For diversification purposes, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal and interest on the security.

    Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions.

    The Funds and the Portfolio each have adopted the following investment policies which may be changed by the Trustees of the Trust with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval of the relevant Funds and its other investors. As a matter of nonfundamental policy, neither a Fund nor the Portfolio may: (a) purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Trust or the Portfolio or the investment adviser of the Trust or the Portfolio who own individually more than 1/2 of 1% of the issuer's securities; (b) make short sales except where, because of ownership of other securities it has the right to obtain securities equivalent in kind and amount to those sold; (c) write or purchase or sell any put or call options or combinations thereof, except that Tax Free Reserves may acquire rights to resell tax-exempt securities at an agreed upon price and at or within an agreed upon time; (d) invest more than 10% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that Board of the Trustees of the Trust or the Portfolio, or its delegate, determine to be liquid, based upon the trading markets for the specific security. In addition, the Portfolio does not intend to purchase securities for investment while temporary borrowings, which include reverse repurchase agreements, in excess of 5% of its total assets are outstanding.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of Eaton Vance; BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (56), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff, Professor of Investment Banking, Harvard University, Graduate
  School of Business Administration. Trustee, Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University, Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (71), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies manged by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by  Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

THOMAS J. FETTER (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President on October 17, 1997.

ROBERT B. MACINTOSH (41), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Macintosh was elected Vice President of the Trust on February 20, 1998.

MICHAEL B. TERRY (55), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (53), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolio or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.


    Trustees of the Trust (with respect to Tax Free Reserves' allocable portion of their compensation received from the Trust) and the Portfolio who are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on Tax Free Reserves or the Portfolio's assets, liabilities, and net income per share, and will not obligate Tax Free Reserves or the Portfolio to retain the services of any Trustee or obligate Tax Free Reserves or the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Funds (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation, in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):

                         AGGREGATE          AGGREGATE    TOTAL COMPENSATION
                       COMPENSATION       COMPENSATION     FROM TRUST AND
            NAME       FROM TRUST(2)     FROM PORTFOLIO     FUND COMPLEX
            ----       -------------     --------------  -------------------
Donald R. Dwight          $6,323             $1,121           $145,000(3)
Samuel L. Hayes, III       6,487              1,483            155,000(4)
Norton H. Reamer           6,166              1,316            145,000
John L. Thorndike          6,348              1,346            145,000(5)
Jack L. Treynor            6,725              1,375            150,000
----------
(1) As of May 1, 1998, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2) The Trust consisted of 13 Funds as of January 1, 1998.
(3) Includes $45,000 of deferred compensation.
(4) Includes $38,750 of deferred compensation.
(5) Includes $107,925 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Trust on behalf of Tax Free Reserves engages Eaton Vance as its investment adviser and the Portfolio engages BMR as investment adviser pursuant to separate investment advisory agreements. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $26 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto to the extent not covered by insurance.

     As at December 31, 1997, the Portfolio had net assets of $183,740,203. For the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $724,890, $939,313 and $965,361, respectively (equivalent to 0.50% (annualized) of the Portfolio's average daily net assets for each fiscal year).

    Eaton Vance manages the investments and affairs of Tax Free Reserves, subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes for the use of Tax Free Reserves office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and compensates all officers and Trustees of the Trust who are members of the Eaton Vance organization and all personnel of Eaton Vance performing services relating to research and investment activities.

    As at December 31, 1997, Tax Free Reserves had net assets of $33,959,868. For the fiscal years ended December 31, 1997, 1996 and 1995, Eaton Vance would have earned, absent a fee reduction, advisory fees of $320,793, $308,030 and $255,933, respectively. To enhance the net income of Tax Free Reserves, Eaton Vance made a reduction of its fee for the fiscal years ended December 31, 1997, 1996 and 1995 in the amount of $99,776, $226,940 and $200,851, respectively.

    Each Investment Advisory Agreement continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio or the Trust (as the case may be) cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or the Trust or by vote of a majority of the outstanding voting securities of the Portfolio or Tax Free Reserves. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Tax Free Reserves (as the case may be), and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that an Adviser may render services to others. Each Agreement also provides that an Adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Cash, Liquid Assets and Money Market Funds, but currently receives no compensation for providing administrative services to the Funds. Under its agreement with the Trust, Eaton Vance has been engaged to administer the Trust's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Trust office space and all necessary office facilities, equipment and personnel for administering the affairs of such Funds.

    Each Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of March 31, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messers. Ahern, Fetter, MacIntosh, Murphy, O'Connor, Terry and Woodbury and Ms. Sanders are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Trust and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Trust or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Trust and the Portfolio. IBT has the custody of all cash and securities of Tax Free Reserves, maintains the Fund's general ledger and computes the daily net asset value of shares of Tax Free Reserves. IBT has the custody of all cash and securities representing Cash, Liquid Assets and Money Market Funds' interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Funds, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Funds. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Tax Free Reserves' and the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    Each Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by Tax Free Reserves and the Portfolio at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act (the "Rule") and certain procedures established by the Trustees of the Trust and the Portfolio thereunder.

    The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

    The procedures of the Funds and the Portfolio are designed to facilitate, to the extent reasonably possible, the maintenance of each Fund's price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.


                       CALCULATION OF YIELD QUOTATIONS


    From time to time, a Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, a Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1. For Tax Free Reserves a taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.

    For information concerning the current and effective yield of a Fund, see Appendix A.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. In order to qualify each year as a regulated investment company ("RIC") under the Code, each Fund intends to satisfy certain requirements relating to sources of income, diversification of assets, and distribution of income and gains. So long as each Fund qualifies as a RIC for tax purposes, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends. In the unlikely event that a Fund fails to so qualify, it would be subject to federal income tax at corporate rates and all distributions from earnings and profits would be taxable to shareholders as ordinary income. In order to requalify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

    Because Cash, Liquid Assets and Money Market Funds invest substantially all of their assets in the Portfolio, the Portfolio also intends to satisfy the source of income and diversification requirements under the Code. The Portfolio will allocate at least annually to each investor its distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to a Fund and will make moneys available for withdrawal at times and in amounts sufficient to enable the Fund to satisfy the distribution requirements under the Code.

    If a Fund fails to distribute substantially all of its ordinary income and capital gain net income on a current basis, plus any retained amounts from the preceding year, the Fund will be subject to a 4% federal excise tax on the undistributed amounts. The Fund may treat distributions paid in January but declared in October, November or December of the preceding year as paid by the Fund on December 31 of that preceding year. As a result, shareholders must report such distributions on their federal income tax returns for the preceding year.


    The Portfolio may be subject to foreign withholding taxes with respect to investments in certain foreign securities. The Fund will not be eligible to pass through to shareholders their proportionate share of foreign taxes paid by the Portfolio and allocated to the Fund. However, such taxes may be deducted from the Fund's net investment income.

    If a shareholder sells, redeems or otherwise disposes of Fund shares at a loss within six months of purchase, such loss will be treated as long-term capital loss to the extent of any long-term capital gain dividends received. In addition, all or a portion of any loss realized in the event of a sale, redemption or other disposition of Fund shares will be disallowed if the shareholder purchases other Fund shares within 30 days of the disposition (before or after).

    The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of the dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (generally the individual's social security number), who has underreported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The Fund is also generally required to withhold on certain distributions made to non-resident aliens and foreign entities.


    Tax Free Reserves investment in securities issued at a discount and certain other obligations will require the Tax Free Reserves to accrue and distribute income not yet received. In order to generate cash sufficient to make the required distributions, the Fund may sell securities that it would otherwise have continued to hold.

    Tax Free Reserves will be qualified to pay exempt-interest dividends so long as, at the end of each quarter of the taxable year, at least 50% of the assets consists of obligations the interest on which is exempt from federal income tax. That portion of any indebtedness incurred or continued by a shareholder in order to purchase or carry shares in the Fund which corresponds to the portion of total Fund distributions (excluding capital gains dividends) that are exempt interest dividends is not deductible by the shareholder. Exempt interest dividends attributable to interest received on certain "private activity bonds" or industrial development bonds will not be tax exempt to any shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by such bonds.

    Part or all of any interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of Tax Free Reserves is not deductible for federal income tax purposes. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by certain private activity obligations and industrial development bonds should consult their tax advisers before purchasing shares of Tax Free Reserves. "Substantial user" is generally a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity obligations.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, when applicable, foreign tax consequences of investing in a Fund.

                             PRINCIPAL UNDERWRITER

    Under its Distribution Agreements with the Trust, the Principal Underwriter acts as principal in selling shares of the Funds. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Funds and their shares under federal and state securities laws are borne by the Funds. Each Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on sixty days' (six months' in the case of Cash Fund and Tax Free Reserves) notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

                               DISTRIBUTION PLAN

    LIQUID ASSETS FUND. The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule.

    On June 14, 1993, the Fund revised the Plan to provide that all CDSCs will be paid to the Fund whenever there exist no outstanding uncovered distribution charges of the Principal Underwriter with the Principal Underwriter being entitled to receive all CDSCs paid or payable with respect to any day on which there exist outstanding uncovered distribution charges.

    The amount of uncovered distribution charges of the Principal Underwriter is computed daily. Briefly, such charges are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter would be entitled under the original plan less all CDSCs theretofore paid to the Principal Underwriter. The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges) and changes in the level of the net assets of the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of noninterested Trustees shall be committed to such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      MONEY MARKET FUND. The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in the Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    Currently, payments of sales commissions and distribution fees and of service fees may equal .90% of the Fund's average daily net assets per annum. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Prinicpal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sales of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The Plan, requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 19, 1995.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing dealer firm, are made by an Adviser. An Adviser is also responsible for the execution of transactions for all other accounts managed by it.

    The Advisers place the portfolio security transactions of Tax Free Reserves and the Portfolio and of certain other accounts managed by them for execution with many dealer firms. Each Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. Money market instruments are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and such instruments may also be acquired directly from the issuers. Tax Free Reserves may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that Tax Free Reserves or the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case a brokerage commission will be incurred. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the relevant Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of Tax Free Reserves or the Portfolio and an Adviser's other clients for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the relevant Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each Adviser receives Research Services from many broker-dealer firms with which that Adviser places portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by Tax Free Reserves or the Portfolio is not reduced because its Adviser receives such Research Services. An Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that an Adviser shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, an Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for Tax Free Reserves and securities considered as investments for Tax Free Reserves or the Portfolio may also be appropriate for other investment accounts managed by an Adviser or its affiliates. Whenever decisions are made to buy or sell securities for Tax Free Reserves or the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax Free Reserves or the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment;
(ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax Free Reserves and the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    During the fiscal year ended December 31, 1997, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the fiscal years ended December 31, 1997, 1996 and 1995 Tax Free Reserves and the Portfolio paid no brokerage commissions on portfolio security transactions.


                              OTHER INFORMATION


    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes. Each Fund became a series of the Trust on September 1, 1995; previously Cash Fund and Tax Free Reserves were separate investment companies.


    As permitted by Massachusetts law, there will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold and may appoint successor Trustees.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    The Portfolio's Declaration of Trust provides that the Cash, Liquid Assets and Money Market Funds and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolio.

    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the TransferAgent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS


    Coopers and Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, are the independent accountants of the Funds and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS


    The audited financial statements of, and the report of independent accountants for, the Funds and the Portfolio appear in each Fund's most recent annual report to shareholders, which are incorporated by reference into this SAI. A copy of each Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended December 31, 1997, as previously filed electronically with the Commission:

                       Eaton Vance Cash Management Fund
                        Eaton Vance Liquid Assets Fund
                        Eaton Vance Money Market Fund
                          Cash Management Portfolio
                     (Accession No. 0000950109-98-001732)

                        Eaton Vance Tax Free Reserves
                     (Accession No. 0000950109-98-001479)

                    APPENDIX A: FUND SPECIFIC INFORMATION

                              FEES AND EXPENSES

DISTRIBUTION PLAN -- LIQUID ASSETS FUND

    During the fiscal year ended December 31, 1997, the Principal Underwriter received approximately $49,000 in CDSCs imposed on early redeeming shareholders. These CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,186,000 (which amount was equivalent to 16.8% of the Fund's net assets on such day). For the fiscal year ended December 31, 1997, the Fund made service fee payments under the Plan aggregating $43,140, of which $41,811 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

ADMINISTRATOR -- MONEY MARKET FUND

    As stated under "Investment Adviser and Administrator" in this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended December 31, 1997 and 1996 and for the period from the start of business, April 5, 1995, to December 31, 1995, $22,883, $8,579 and $17,405, respectively, of expenses related to the operation of the Fund were allocated to the Administrator.

DISTRIBUTION PLAN -- MONEY MARKET FUND

    During the fiscal year ended December 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $253,510 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $209,055 and the Principal Underwriter received approximately $257,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,974,000 (which amount was equivalent to 16.7% of the Fund's net assets on such day). For the fiscal year ended December 31, 1997, the Fund made service fee payments under the Plan aggregating $28,939, of which $28,754 was paid to Authorized Firms and the balance of which was paid to the Principal Underwriter.

PRINCIPAL UNDERWRITER -- MONEY MARKET FUND

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. For the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter $932.50 for repurchase transactions handled by the Principal Underwriter.

SALES INCENTIVES -- TAX FREE RESERVES. Eaton Vance, the Fund's Adviser, makes quarterly distribution assistance payments to selected broker/dealer firms or institutions who were instrumental in the acquisition of shareholders for the Fund, or who performed services with respect to shareholder accounts. Payments by Eaton Vance are made with respect to accounts aggregating at least $1,000,000 in size only and determined and paid in arrears by applying a rate of up to 2/10 of 1% per annum on the aggregate average net asset value of the excess over $1,000,000 in such accounts during the preceding quarter. The exact rate per annum used in calculating such payments, the minimum aggregate net asset value required for eligibility for such payments, and the factors in selecting the broker/dealer firms or institutions to whom they will be made will be determined from time to time by Eaton Vance. Such payments are made by Eaton Vance and not the Fund, and do not constitute a distribution plan subject to Rule 12b-1 under the 1940 Act.

                              YIELD INFORMATION

        CASH FUND. The Fund's annualized current and effective yields for the seven-day period ended December 31, 1997 were 5.01% and 5.13%, respectively.

LIQUID ASSETS FUND. The Fund's annualized current and effective yields for the seven-day period ended December 31, 1997 were 4.40% and 4.50%, respectively.

MONEY MARKET FUND. The Fund's annualized and current effective yields for the seven-day period ended December 31, 1997 were 4.00% and 4.08%, respectively.

TAX FREE RESERVES. The Fund's annualized current and effective yields for the seven-day period ended December 31, 1997 were 3.26% and 3.31%, respectively. The taxable-equivalent current and effective yields for that same period were 4.72% and 4.84% (assuming a tax rate of 31%). Yields will fluctuate from time to time and are not necessarily representative of future results. A shareholder should remember that yield is a function of the type and quality of the instruments in the Fund's portfolio.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        CASH FUND. As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1998, Saturn & Co., a nominee of Investors Bank & Trust Company, was the record owner of approximately 29.5% of the outstanding shares of the Fund, which it held on behalf of its custody and trust clients. In addition, as of the same date, BHC Securities, Inc., Philadelphia, PA was the record owner of approximately 14.9% of the outstanding shares of the Fund, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

LIQUID ASSETS FUND. As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.1% of the outstanding shares of the Fund, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, Inbae Yoon & Kyung Joo Yoon JTWROS, Phoenix, MD, owned beneficially and of record 8.4% of shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

MONEY MARKET FUND. As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% of more of the Fund's outstanding shares as of such date.

TAX FREE RESERVES. As at March 31, 1998, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1998, Saturn & Co., a nominee of Investors Bank & Trust Company, was the record owner of approximately 41.1% of the outstanding shares of the Fund, which it held on behalf of its custody and trust clients. In addition, as of the same date, the following shareholders held of record the percentage of outstanding shares of the Fund indicated after their names: James Campisi, c/o The Newport Group, Heathrow, FL (25.7%) and Peter S. Cahill TTEE Peter S. Cahill Revocable Trust U/A DTD 8/4/94, c/o The Newport Group, Heathrow, FL (16.0%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                             APPENDIX B: RATINGS


                       MOODY'S INVESTORS SERVICE, INC.
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

MOODY'S SHORT-TERM DEBT RATINGS


    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.


    Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of issuers. The two highest designations are as follows:

    PRIME-1 -- Issuers (or supporting institutions) rated Prime-1 or (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:
    o   Leading market positions in well- established industries.
    o   High rates of return on funds employed.
    o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 -- Issuers (or supporting institutions) rated Prime-2 or (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S BOND RATINGS (INCLUDING TAX-EXEMPT BONDS)


    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


MOODY'S RATINGS OF TAX-EXEMPT NOTES

    RATINGS: Moody's rating for state and municipal short term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

    A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

S&P'S COMMERCIAL PAPER RATLNGS


    A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The two highest rating categories are as follows:

    "A-1" This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to Possess extremely strong safety characteristics are denoted with a plus sign ( + ) designation.

    "A-2" Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


S&P'S CORPORATE DEBT RATINGS (INCLUDING TAX-EXEMPT BONDS)

    AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


    AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


NOTE RATING SYMBOLS ARE AS FOLLOWS:

    SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

                       DUFF & PHELPS CREDIT RATING CO.
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT


DUFF & PHELPS COMMERCLAL PAPER RATLNGS

    Duff & Phelps' commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. The ratings, in effect, apply to all obligations with maturities (when issued) or under one year.

    The distinguishing feature of Duff & Phelps' commercial paper ratings is the refinement of the traditional "1" category. The majority of commercial paper issuers carry the highest short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of "1+ " (one plus) and "1-" (one minus), to assist investors in recognizing those differences. The Duff 2 and Duff 3 categories have not been similarly refined but could be at some later date.

CATEGORY 1: TOP GRADE

    DUFF 1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    DUFF 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    DUFF 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE

    DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DUFF & PHELPS' BOND RATINGS

    AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    AA+ AA AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


                                  FITCH/IBCA
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT


FITCH'S SHORT-TERM DEBT RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch short-term ratings are as follows:

    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

FITCH'S INVESTMENT GRADE BOND RATINGS

    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated "F-1+".


    PLUS (+) OR MINUS (-):The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category,

    NR: Indicates that Fitch does not rate the specific issue.

    CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

TAX-EXEMPT INVESTMENT NOTE RATINGS

    The ratings on tax-exempt notes, with maturities generally up to three years, reflect Fitch's current appraisal of the degree of assurance of timely payment, whatever the source.

    FIN-1: Notes regarded as having the strongest degree of assurance for timely payment.

    Plus (+): Plus signs may be used in the "FIN-1" category to indicate relative standing. The note ratings will usually correspond with bond ratings, although certain security enhancements or market access may mean that notes will not track bonds.

DEMAND BOND OR NOTE RATINGS

    Certain demand securities empower the holder at his option to require the issuer, usually through a remarketing agent, to repurchase the security upon notice at par with accrued interest. This is also referred to as a put option. The ratings of the demand provision may be changed or withdrawn at any time if, in Fitch's judgment, changing circumstances warrant such action. Fitch demand provision ratings carry the same symbols and related definitions as its short-term ratings.

[graphic omitted] Investing
EATON VANCE       for the
----------------  21st
    Mutual Funds  Century

------------------------------------------------------------------------------

EATON VANCE CASH MANAGEMENT FUND
EATON VANCE LIQUID ASSETS FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998


------------------------------------------------------------------------------

INVESTMENT ADVISERS AND ADMINISTRATOR
Boston Management and Research, Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109
                                                                          MMFSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998


                   EATON VANCE GOVERNMENT OBLIGATIONS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides general information about Eaton Vance Government Obligations Fund (the "Fund") and Government Obligations Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI".


                             TABLE OF CONTENTS                              Page
Additional Information about Investment Policies ..........................    1
Investment Restrictions ...................................................    6
Trustees and Officers .....................................................    7
Investment Adviser and Administrator ......................................    9
Custodian .................................................................   11
Service for Accumulation -- Class A Shares ................................   12
Service for Withdrawal ....................................................   12
Determination of Net Asset Value ..........................................   12
Investment Performance ....................................................   13
Taxes .....................................................................   14
Principal Underwriter .....................................................   16
Service Plan -- Class A Shares ............................................   17
Distribution Plans -- Class B and Class C Shares ..........................   18
Portfolio Security Transactions ...........................................   19
Other Information .........................................................   21
Independent Accountants ...................................................   22
Financial Statements ......................................................   22
Appendix A: Class A Shares ................................................  a-1
Appendix B: Class B Shares ................................................  b-1
Appendix C: Class C Shares ................................................  c-1

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MORTGAGE-BACKED SECURITIES
    The Portfolio's investments in mortgage-backed securities may include conventional mortgage pass-through securities, SMBS and certain classes of multiple class CMOs (as described below). Examples of SMBS include interest only and principal only securities. The CMO classes in which the Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities. The Portfolio may also invest in the floating rate mortgage-backed securities listed under "Indexed Securities".


    GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group or such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. As mortgage-backed securities, GNMA Certificates differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Portfolio). As indicated below, since the unscheduled prepayment rate of the underlying mortgage pool covered by a "pass-through" security cannot be predicted with accuracy, the average life of a particular issue of GNMA Certificates cannot be accurately predicted. The Portfolio may purchase GNMA Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

    The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interests in FHLMC's mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are mostly "conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

    The Federal National Mortgage Association ("FNMA"), a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Like GNMA Certificates and FHLMC PCs, these pass-through securities are subject to the unpredictability of unscheduled prepayments on the underlying mortgage pools.

    While it is not possible to accurately predict the life of a particular issue of a mortgage-backed "pass-through" security held by the Portfolio, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on the security owned by the Portfolio will result from the prepayment, refinancing or foreclosure of the underlying mortgage loans in the mortgage pool. The Portfolio, when the monthly payments (which may include unscheduled prepayments) on such a security are passed through to it, may be able to reinvest them only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed "pass-through" security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed "pass-through" securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased by the Portfolio at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce the Fund's total return. If such a security has been purchased by the Portfolio at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income. The Portfolio intends to acquire the majority of its holdings of mortgage-backed "pass-through" securities at a discount from par value.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
    CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Currently, the Investment Adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")
    The Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. The Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the Investment Adviser under guidelines and standards established by the Trustees of the Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Investment Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

INDEXED SECURITIES
    The indexed securities purchased by the Portfolio may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

RISKS OF CERTAIN MORTGAGE-BACKED AND INDEXED SECURITIES
    The risk of early prepayments is the primary risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other "lagging rate" floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not mortgage-backed securities, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

    Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.


LEVERAGE THROUGH BORROWING
    The Portfolio and the other investment companies advised by the Investment Adviser or Eaton Vance Management participate in a Line of Credit Agreement (the "Credit Agreement") with a group of six banks (the "Lenders"). Citibank, N.A. serves as the administrative agent. The Lenders have agreed to make advances ("Advances"), the aggregate amount of which to all borrowers cannot exceed $100,000,000. The Portfolio has determined that its borrowings under the Credit Agreement will not exceed, at any one time outstanding, the lesser of (a) 1/3 of the current market value of the net assets of the Portfolio or
(b) $7,500,000 (the "Amount Available to the Portfolio"). The Portfolio is obligated to pay to each Lender, in addition to interest on the Advances made to it, a quarterly fee of .10% on each Lender's unused commitment. The Portfolio expects to use the proceeds of the Advances primarily for leveraging purposes. As at December 31, 1997, the Portfolio had no outstanding balance. The average daily loan balance for the fiscal year ended December 31, 1997, under the Credit Agreement (and predecessor contract) was $2,661,326 and the average daily interest rate was 6.3%.


    The Portfolio, like many other investment companies, may also borrow money for temporary extraordinary or emergency purposes. Such borrowings may not exceed 5% of the value of the Portfolio's total assets at the time of borrowing. The Portfolio may pledge up to 10% of the lesser of cost or value of its total assets to secure such borrowings.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
    The Portfolio may purchase and sell securities on a "forward commitment" or "when-issued" basis. Forward commitment or when-issued transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. When the Portfolio engages in forward commitment or when-issued transactions, the Portfolio relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to the transaction. To the extent the Portfolio engages in forward commitment or when-issued transactions, it will do so for the purpose of acquiring or disposing of securities held by the Portfolio consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.


LENDING PORTFOLIO SECURITIES
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities by the Investment Adviser to be of good standing and when the consideration which can be earned from securities loans of this type, net of administrative expenses and any finder's fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets.


WRITING AND PURCHASING CALL AND PUT OPTIONS
    The Portfolio may write covered put and call options on U.S. Government securities. The Portfolio does not intend to write a covered option on U.S. Government securities if after such transaction more than 25% of its net assets, as measured by the aggregate value of such securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its investment portfolio. The Portfolio does not intend to purchase an option on any U.S. Government security if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all options held by the Portfolio, would be so invested.

    Securities dealers make over-the-counter ("OTC") markets in options on certain "pass-through" mortgage-backed securities, such as GNMA Certificates, FHLMC PCs and FNMA Mortgage-Backed Certificates. These dealers buy and sell call and put options on such securities, and the Portfolio may enter into option transactions with such dealers. Since the remaining principal balance of a "pass-through" mortgage-backed security declines each month as a result of regular scheduled payments and early unscheduled prepayments of principal, the Portfolio, as a writer of a call option holding such a security as "cover" to satisfy its delivery obligation in the event of exercise, may find that the security it holds no longer has a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional securities in order to maintain its "cover."

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    Futures Contracts. The Portfolio may enter into futures contracts traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

    Hedging Strategies. In order to hedge its current or anticipated portfolio positions, the Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities held by the Portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the securities held by the Portfolio.

    Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade or any foreign exchange on which the Portfolio is permitted to trade futures contracts. The Portfolio will not purchase or write options on futures contracts unless, in the opinion of the Investment Adviser, the market for such options has developed sufficiently that the risks associated with such options transactions are not greater than the risks associated with futures transactions.

    Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit in an exchange-traded derivative instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


LIMITATIONS ON THE USE OF FUTURES CONTRACTS AND CERTAIN OPTIONS
    The Portfolio will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by the regulations of the Commodity Futures Trading Commission ("CFTC"). In general, the Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or that it expects to purchase. When it is economically advantageous for the Portfolio to do so, a long futures (or options) position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Investment Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations.

    The precise projection of short-term currency market movements is not possible and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets. The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the securities held by the Portfolio or other assets denominated in that currency.


ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS
    Transactions using when-issued securities, forward committments, forward contracts and futures contracts and options thereon (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


PORTFOLIO TURNOVER
    If the Portfolio writes a substantial number of call options and the market prices of the underlying securities appreciate, or if the Portfolio writes a substantial number of put options and the market prices of the underlying securities depreciate, there may be a very substantial turnover of securities held by the Portfolio. Although it is not anticipated that the annual portfolio turnover rate will exceed 200% under such circumstance, portfolio turnover may be greater than 200% but is not expected to exceed 300%. A 200% turnover rate could occur if all of the securities held by the Portfolio were sold and either repurchased or replaced twice within one year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. It may also result in the realization of capital gains. The Portfolio pays brokerage commissions in connection with futures transactions and the writing of options and effecting of closing purchase or sale transactions, as well as for purchases and sales of portfolio securities. See "Portfolio Security Transactions" for a discussion of the Portfolio's brokerage practices.


    For the fiscal years ended December 31, 1996 and 1997, the portfolio turnover rates of the Portfolio were 11% and 20%, respectively.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

    (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (6) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

    (7) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities; or

    (8) Buy investment securities from or sell them to any of its officers or Trustees of the Trust, the investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following nonfundamental investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) purchase put or call options on U.S. Government securities if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options held by the Fund or the Portfolio, would be so invested; (b) purchase any put options, long futures contracts, or call options on a futures contract if at the date of such purchase realized net losses from such transactions during the fiscal year to date exceed 5% of its average net assets during such period; (c) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; (d) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities elegible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid, based upon the trading markets for the specific security; or (e) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any securitiy or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and the Portfolio must always be in compliance with the borrowing policies set forth above and may not invest more than 15% of net assets in illiquid securities.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust or the Portfolio as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JAMES B. HAWKES (56), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and
  EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University, Graduate
  School of Business Administration. Trustee, Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard  University, Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (71), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

THOMAS J. FETTER (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President of the Trust on October 17, 1997.

ROBERT B. MACINTOSH (41), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Macintosh was elected Vice President of the Trust on February 20, 1998.

SUSAN SCHIFF (37), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


MICHAEL B. TERRY (55), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


MARK S. VENEZIA (48), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (53), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR and Eaton Vance since February 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                AGGREGATE       AGGREGATE     TOTAL COMPENSATION
                              COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                          FROM TRUST(2)  FROM PORTFOLIO      FUND COMPLEX
----                          -------------  --------------   ------------------
Donald R. Dwight ............    $6,323         $3,785(3)         $145,000(6)
Samuel L. Hayes, III ........     6,487          3,932(4)          155,000(7)
Norton H. Reamer ............     6,166          3,704             145,000
John L. Thorndike ...........     6,348          3,841(5)          145,000(8)
Jack L. Treynor .............     6,725          3,841             150,000

------------
(1) As of May 1, 1998, the Eaton Vance complex consists of 143 registered investment companies or series thereof.
(2) The Trust consisted of 13 Funds as of January 1, 1998.
(3) Includes $1,674 of deferred compensation.
(4) Includes $1,353 of deferred compensation.
(5) Includes $3,844 of deferred compensation.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,750 of deferred compensation.
(8) Includes $107,925 of deferred compensation.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as its investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $23 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions,
(xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    On March 28, 1994, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation by instituting the breakpoints set forth in the Prospectus (effective as of April 1, 1994) in the advisory fee rate then provided for in the Investment Advisory Agreement. Prior to April 1, 1994, the Investment Advisory Agreement provided for a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Prospectus. As at December 31, 1997, the Portfolio had net assets of $433,106,994. For the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $3,305,992, $3,603,385 and $3,928,237, respectively, (equivalent to 0.75% of the Portfolio's average daily net assets for each fiscal year).


    The Investment Advisory Agreement with BMR continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of March 31, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messers. Ahern, Fetter, MacIntosh, Murphy, O'Connor, Terry and Woodbury and Ms. Sanders and Ms. Schiff are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Trust and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Trust and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity, it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.


    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Except as described below, debt securities for which the over-the-counter market is the primary market are normally valued at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Mortgage-backed "pass-through" securities are valued through use of an independent matrix pricing system applied by the Investment Adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE


    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. For further information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rate set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments.) For the yield of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including any other investment companies.

    Evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) may be made by independent sources (e.g. Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc.) and may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.


    From time to time, information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders. Such information, for example, may include the Portfolio's diversification by asset type, including mortgage-backed securities with varying maturities and interest rates.

    For example, the Portfolio's diversification by asset type as of March 31, 1998 was:


PORTFOLIO ASSET ALLOCATION                             PERCENT OF INVESTMENTS
--------------------------                             ----------------------
Mortgage-Backed Securities
  Low Coupons: 4-9%                                             60.0%
  High Coupons: 11-16%                                          24.9%
  Other                                                          0.3%
U.S. Treasuries and Cash                                        14.9%
                                                                ----
TOTAL                                                           100%


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in mortgage or government securities.

    The Trust or Principal Underwriter may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and avoid paying any federal income or excise tax. The Fund so qualified for its taxable year ended December 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investors distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's transactions in foreign currency, foreign currency denominated debt securities, payables and receivables denominated in a foreign currency, options and futures on foreign currency and forward foreign currency exchange contracts are subject to special tax rules that may convert capital gain or loss into ordinary income or loss and may affect the amount, timing and character of the Portfolio's income or loss and hence of allocations and/ or distributions to the Fund's shareholders.

    Positions held by the Portfolio which consist of one or more debt securities and one or more listed options or futures contracts which substantially diminish the risk of loss of the Portfolio with respect to such debt securities will be treated as "mixed straddles" for federal income tax purposes. Such straddles are ordinarily subject to the provisions of Section 1092 of the Code, the operation of which can result in deferral of losses, adjustments in the holding periods of the Portfolio's debt securities and conversion of short-term capital losses into long-term capital losses. The operation of these rules can be mitigated or eliminated by means of various elections which are available to the Portfolio for federal income tax purposes.

    To eliminate the application of these rules, the Portfolio has elected mixed straddle accounting for one or more designated classes of activities involving mixed straddles. Under this method of accounting, figures are derived for aggregate short-term and long-term capital gains and losses associated with all positions in a mixed straddle account on a daily basis. Specifically, gains and losses are computed for all positions disposed of on a given day, and all outstanding positions on such day are marked to market (subject to subsequent adjustments to reflect the gain or loss realized thereby). Gains and losses from all positions in debt securities in the account are netted, as are gains and losses from all positions in options and futures. If the two resulting figures both represent net gains or net losses, the net gain or loss attributable to the debt securities is treated as short-term capital gain or loss, and the net gain or loss attributable to the options and futures contracts is treated as 60% long-term and 40% short-term capital gain or loss. Alternatively, if the resulting figures represent a net gain and a net loss, the two figures are further netted to arrive at a single figure for the day. This figure is treated as 60% long-term and 40% short-term capital gain or loss unless it reflects the fact that the net gain or loss from the debt securities outweighed the net gain or loss from the options and futures, in which case this figure is treated as short-term capital gain or loss.

    On the last business day of the taxable year the annual account net gain or loss for each mixed straddle account is determined by netting the daily net gains or losses for each business day during the taxable year. (The annual account net gain or loss is adjusted to take into account any interest and carrying charges incurred in connection with positions in the account which were required to be capitalized.) Annual account net gains or losses are then netted for all mixed straddle accounts to yield the total annual account net gain or loss. This figure is subject to an overall limitation such that no more than 50% of it will be treated as long-term capital gain and no more than 40% of it will be treated as short-term capital loss.

    The Portfolio may make other tax elections with respect to mixed straddles which do not properly belong in any of its mixed straddle accounts.

    In the absence of a mixed straddle election, futures or currency forward contracts entered into by the Portfolio and listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes, but possibly excluding certain foreign currency-related options, futures or forward contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Portfolio's taxable year all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss will be recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security or the purchase of a put option with respect to a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security held by the Portfolio.

    The Portfolio will monitor its transactions in options, futures contracts and forward contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    The Portfolio's investment in securities acquired at a market discount, or zero coupon and certain other securities with original issue discount will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Redemptions (including exchanges) of Fund shares are taxable transactions. Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Distributions by the Fund may reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of a portion of the purchase price. Therefore, investors should consider the tax implications of buying shares immediately before a distribution. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Distributions of the Fund will not qualify for the dividends received deduction available to certain corporations under the Code. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders are urged to consult their tax advisers regarding the proper treatment of such portion of their distributions for state and local income tax purposes.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and to other retirement plans, and persons investing through such plans should consult their tax advisers for more information. The deductibility of contributions to IRAs may be restricted or eliminated for particular shareholders.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

                            PRINCIPAL UNDERWRITER

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix A.

    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class A shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Class A shares paid to the Principal Underwriter (and Authorized Firms), see Appendix A.

    CLASS B AND CLASS C SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B and Class C shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B and Class C shares under federal and state securities laws are borne by the Fund. In addition, each Class B and Class C makes payments to the Principal Underwriter pursuant to their Distribution Plans as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plans or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B and Class C shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                        SERVICE PLAN -- CLASS A SHARES

    The Trust on behalf of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan remains in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees including the Plan Trustees on June 23, 1997.


    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares, and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class A shareholders. For the service fees paid under the Plan, see Appendix A.

               DISTRIBUTION PLANS -- CLASS B AND CLASS C SHARES

    The Trust has adopted Distribution Plans (the "Plans") on behalf of its Class B and Class C shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plans is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B and Class C shares.

    The Plans provide that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B or Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.


    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the net assets of the Class upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the net assets of the Class on such day. The level of net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, the Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class's current net assets in respect of unknown amounts which may become payable under the Plans in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plans provide that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.


    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees for Class C sales and sales commissions for Class B sales at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plans and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plans require quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plans are in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. Each Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 23, 1997.


    The Trustees of the Trust believe that the Plans will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B and Class C shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B and Class C shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plans are expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Fund and its Class B and Class C shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.


    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. The debt securities and obligations purchased and sold by the Portfolio are generally traded in the domestic over-the-counter markets on a net basis (i.e. without commission) through broker-dealers and banks acting for their own accounts rather than as brokers, or otherwise involve transactions with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase such obligations from domestic underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR. For the fiscal years ended December 31, 1995, 1996 and 1997, the Portfolio paid no brokerage commissions on portfolio security transactions.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not paricipate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes. The Fund established multiple classes of shares on January 1, 1998. The operations of Class A reflect the operations of the Fund prior to such date. Class B and Class C are successors to the operations of separate series of the Trust.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's Chairman or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent accountants' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the EV Traditional Government Obligations Fund and Government Obligations Portfolio for the fiscal year ended December 31, 1997 as previously filed with the Commission (Accession No. 0000950109-98-001696).

                          APPENDIX A: CLASS A SHARES

                              FEES AND EXPENSES
SERVICE PLAN
    During the fiscal year ended December 31, 1997, the Fund made service fee payments under the Plan to the Principal Underwriter aggregating $677,132, of which $632,560 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal years ended December 31, 1997, 1996 and 1995, were $394,859, $302,288 and $216,170, respectively, of which $4,226, $0 and $10,288, respectively was received by the Principal Underwriter. For the fiscal years ended December 31, 1997, 1996 and 1995, Authorized Firms received $390,633, $302,288 and $205,882, respectively, from the total sales charges.

    For the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter $5,897.50 for repurchase transactions handled by the Principal Underwriter.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares for the periods shown in the table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                         VALUE OF A $1,000 INVESTMENT


                                                                            TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                            VALUE OF       VALUE OF          MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
                            INVESTMENT       INITIAL      INVESTMENT      ---------------------------    ---------------------------
     INVESTMENT PERIOD         DATE        INVESTMENT     ON 12/31/97     CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
-----------------------     ----------     ----------     -----------     ----------      ----------      ----------      ----------
10 Years Ended 12/31/97      12/31/87        $952.14       $2,079.63       118.43%           8.13%         107.96%          7.60%
 5 Years Ended 12/31/97      12/31/92        $952.30       $1,302.36        36.76%           6.46%          30.24%          5.43%
 1 Year Ended 12/31/97       12/31/96        $952.72       $1,021.85         7.26%           7.26%           2.18%          2.18%

    For the 30-day period ended December 31, 1997, the yield of the Fund was 5.08%.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As at March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 17.0% of the outstanding Class A shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, Eaton Vance owned beneficially and of record 6.8% of the outstanding Class A shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                          APPENDIX B: CLASS B SHARES

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
B. Total return prior to October 28, 1993 reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class B total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                         VALUE OF A $1,000 INVESTMENT


                                             VALUE OF
                                            INVESTMENT         VALUE OF
                                              BEFORE          INVESTMENT        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                             DEDUCTING     AFTER DEDUCTING       DEDUCTING THE CDSC          DEDUCTING THE CDSC
 INVESTMENT     INVESTMENT    AMOUNT OF     THE CDSC ON      THE CDSC ON      ------------------------   -------------------------
   PERIOD          DATE      INVESTMENT      12/31/97          12/31/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-----------     ----------   ----------   -------------    ---------------    ----------    ---------    ------------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $2,122.83        $2,122.83         112.28%        7.82%        112.28%        7.82%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,329.13        $1,310.63          32.91%        5.86%         31.06%        5.56%
1 Year
Ended
12/31/97         12/31/96      $1,000        $1,065.89        $1,016.16           6.59%        6.59%          1.62%        1.62%

    For the thirty-day period ended December 31, 1997, the yield of the Fund was 4.57%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As at March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 16.5% of the outstanding Class B shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                          APPENDIX C: CLASS C SHARES

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to October 28, 1993 reflects the total return of Class A, adjusted to reflect the Class C sales charge. The Class A total return has not been adjused to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class C total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                         VALUE OF A $1,000 INVESTMENT


                                                  VALUE OF      VALUE OF
                                                 INVESTMENT    INVESTMENT
                                                   BEFORE        AFTER              TOTAL RETURN                TOTAL RETURN
                                                 DEDUCTING     DEDUCTING     BEFORE DEDUCTING THE CDSC    AFTER DEDUCTING THE CDSC
    INVESTMENT      INVESTMENT     AMOUNT OF      THE CDSC      THE CDSC     ---------------------------  ------------------------
      PERIOD           DATE       INVESTMENT    ON 12/31/97   ON 12/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE   ANNUALIZED
---------------     ----------    ----------    -----------   ------------   -------------  ------------  ------------  ----------
10 Years Ended
12/31/97             12/31/87       $1,000       $2,097.95     $2,097.95       109.80%          7.69%       109.80%        7.69%
5 Years Ended
12/31/97             12/31/92       $1,000       $1,313.61     $1,313.61        31.36%          5.61%        31.36%        5.61%
1 Year Ended
12/31/97             12/31/96       $1,000       $1,061.99     $1,052.06         6.20%          6.20%         5.21%        5.21%

    For the thirty-day period ended December 31, 1997, the yield of the Fund was 4.20%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class C shares of the Fund. As at March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL and NFSC, Tallahassee FL, were the record owners of approximately 30.1% and 14.4%, respectively, of the outstanding Class C shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class C shares as of such date.

------------------
      [Logo]        Investing
                    for the
EATON VANCE         21st
==================  Century
      Mutual Funds
------------------


     ---------------------------------------------------------------------------
     Eaton Vance
     Government Obligations Fund







Statement of Additional Information
May 1, 1998





--------------------------------------------------------------------------------
Investment Adviser of Government Obligations Portfolio
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
 (800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
 (800) 262-1122

Independent Accountants
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                           GOSAI

                                    PART B

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998



                       EATON VANCE MUNICIPAL BOND FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides information about Eaton Vance Municipal Bond Fund (the "Fund"). This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS
                                                                            Page


Additional Information about Investment Policies .....................       2
Investment Restrictions ..............................................       7
Trustees and Officers ................................................       8
Investment Adviser ...................................................      10
Custodian ............................................................      12
Services for Accumulation -- Class A Shares ..........................      12
Service for Withdrawal ...............................................      13
Determination of Net Asset Value .....................................      13
Investment Performance ...............................................      13
Taxes ................................................................      14
Principal Underwriter ................................................      16
Service Plan -- Class A Shares .......................................      17
Distribution Plan -- Class B Shares ..................................      18
Portfolio Security Transactions ......................................      19
Other Information ....................................................      21
Independent Certified Public Accountants .............................      22
Financial Statements .................................................      22
Appendix A: Class A Shares ...........................................     a-1
Appendix B: Class B Shares ...........................................     b-1
Appendix C: Class I Shares ...........................................     c-1
Appendix D: Tax Equivalent Yield Table ...............................     d-1
Appendix E: Ratings ..................................................     e-1


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL BONDS

    Municipal Bonds are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest of which is exempt from all types of federal income taxes applicable to individuals: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any Municipal Bond, the Fund will generally rely on an opinion of counsel (when available) obtained by the issuer and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased at its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities; colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue obligations issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments by the industrial user or users.

    The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most Municipal Bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their Municipal Bonds may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will also take whatever action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various Municipal Bonds in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on Municipal Bonds are dependent on a variety of factors, including purpose of issue and source of funds for repayment, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Bonds of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of Municipal Bonds will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund's shares will be affected by such changes.

RISKS OF CONCENTRATION

    The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of a similar type. In particular, investments in the industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increse of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effect of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

MUNICIPAL LEASES

    The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS

    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE

    Insured municipal obligations held by the Fund (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Fund or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY

    The Fund is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of Municipal Bonds. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

SHORT-TERM TRADING


    The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. The Fund engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the fiscal years ended December 31, 1997 and 1996, the portfolio turnover rates of the Fund were 34% and 30%, respectively.


WHEN-ISSUED SECURITIES

    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when- issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future.

    The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase a security on a when- issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value, based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS

    The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES

    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS

    The Fund may also enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or some other person at an agreed upon price. The Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimum credit risks, and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by or under the direction of the Trustees of the Trust after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.

SECURITIES LENDING

    The Fund may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Fund may pay lending fees to such borrowers. The Fund would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Fund's management to be of good standing and when, in the judgment of the Fund's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized from securities loans will be taxable. If the management of the Fund decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Fund's total assets. The Fund has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


    A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.


    The Fund will engage in futures and related options transactions only for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").


ASSET COVERAGE REQUIREMENTS

    Transactions involving when-issued securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account with the Fund's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (i) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting, or (ii) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

        (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

        (2) Borrow money or issue senior securities, except as permitted by the 1940 Act;

        (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

        (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

        (5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

        (6) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

        (7) Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, and (c) lending portfolio securities.

    The Fund has adopted the following investment policies which may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund will not: (a) make short sales of securities or maintain a short position, unless at all times when a short sale position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; (b) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the outstanding shares or securities or both (all taken at market value) of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities, together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (c) invest more than 15% of its total net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purpose of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Trustees of the Trust, or their delegate, determine to be liquid.

    The purchase of Municipal Bonds and temporary investments by the Fund in accordance with its investment objective, policies and limitations, which may include the purchase of non-publicly issued debt securities, shall be deemed to be permissible loan transactions.

    For the purpose of the Fund's investment restrictions, the identification of the "issuer" of a Municipal Bond which is not a general obligation bond is made by the Fund's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such Bond.


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above and may not hold more than 15% of net assets in illiquid securities.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, Eaton Vance; Eaton Vance's wholly-owned subsidiary BMR; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust, as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

                            TRUSTEES OF THE TRUST

M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JAMES B. HAWKES (56), Vice President and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Trustee of the Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (71), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                            OFFICERS OF THE TRUST

THOMAS J. FETTER (54), Vice President
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President of the Trust on October 17, 1997.


WILLIAM H. AHERN, JR. (38), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.


MICHAEL B. TERRY (55), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies in the Eaton Vance group of funds.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees are independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    Trustees of the Trust who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Trust.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust and funds in the Eaton Vance fund complex:(1)

                                      AGGREGATE        TOTAL COMPENSATION
                                     COMPENSATION        FROM TRUST AND
NAME                                FROM TRUST(2)       AND FUND COMPLEX

Donald R. Dwight ...........          $6,323(3)           $145,000(6)
Samuel L. Hayes, III .......           6,487(4)            155,000(7)
Norton H. Reamer ...........           6,166               145,000
John L. Thorndike ..........           6,348(5)            145,000(8)
Jack L. Treynor ............           6,725               150,000
----------
(1) As of May 1, 1998, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2) The Trust consisted of 13 Funds as of January 1, 1998.
(3) Includes $496 of deferred compensation.
(4) Includes $510 of deferred compensation.
(5) Includes $1,347 of deferred compensation.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,750 of deferred compensation.
(8) Includes $107,925 of deferred compensation.


                              INVESTMENT ADVISER


    The Fund engages Eaton Vance as its investment adviser pursuant to an Investment Advisory Agreement. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $26 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. A staff of 28 (including 6 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    Eaton Vance manages the investments and affairs of the Fund, subject to the supervision of the Board of Trustees of the Trust. Eaton Vance furnishes to the Fund, investment advice and assistance, administrative services, office space and equipment and clerical personnel for servicing the investments of the Fund and compensates all officers and Trustees of the Trust who are members of the Eaton Vance organization and all personnel of Eaton Vance performing services relating to research and investment activities. The Fund is responsible for all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest; taxes and corporate fees; legal and accounting expenses; and compensation and expenses of Trustees not affiliated with Eaton Vance. The Fund will also bear expenses incurred in connection with litigation which the Fund is a party and any legal obligation the Trust may have to indemnify its Trustees with respect thereto, to the extent not covered by insurance.


    For a description of the compensation Eaton Vance receives under the Investment Advisory Agreement, see the Prospectus. As at December 31, 1997, the Fund had net assets of $92,375,383. For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid Eaton Vance advisory fees of $441,330, $460,753 and $480,694, respectively.


    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party or by vote of a majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any partner of the Fund for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any investment, provided that Eaton Vance acted in good faith and in a manner that it reasonably believed to be in the best interest of the Fund.


    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 30, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker owned 8%. Messrs. Dynner, Gardner and Hawkes, who are officers or Trustees of the Trust, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Fetter, Murphy, O'Connor, Terry and Woodbury, and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc. which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the Fund's custodian, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such bank.

                                  CUSTODIAN


    IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


INTENDED QUANTITY INVESTMENT --STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the Partner to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholders own in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge levels.


    For any such discount to be made available, at the time of purchase a purchaser or an Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations in the Fund's portfolio and such obligations, including those issued on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Trust. Other assets are valued at fair market value using methods determined in good faith by or at the direction of the Trustees of the Trust. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum sales charge for Class A and Class I shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations in the Fund's portfolio based on the prescribed methods, reduced by accrued Fund and Class expenses for the period, with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rates set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A and Class I shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders.

    Information about the Fund's portfolio allocation and holdings at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Fund's bond holdings on such date. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may also be included in advertisements and other material furnished to present or prospective shareholders.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghue's Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses); -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and avoid paying any federal income or excise tax.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards, and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily and in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by it, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Fund may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is exempt from regular federal income tax under Code Section 103(a). Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by the Fund may be affected.

    In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Fund may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Fund. Certain distributions if declared in October, November or December and paid the following January may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Fund's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish the Fund's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Fund losses, adjustments in the holding period of portfolio securities and conversion of short-term into long-term capital losses. The Fund may have to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

STATE AND LOCAL TAXES

    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentages representing the proportionate ratio of such income earned in each state.

    Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix C.


    CLASS A AND CLASS I SHARES. Class A and Class I shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A and Class I shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A or Class I shares for the assets of such investment company. Class A and Class I shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A and Class I shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A and Class I shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A and Class I shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, Class B makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                        SERVICE PLAN -- CLASS A SHARES

    The Trust on behalf of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan continues in effect from year to year, for so long as such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees, including the Plan Trustees, on October 17, 1997.


    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class A shareholders. The Fund expects to begin making service fee payments during the quarter ending March 31, 1999.

                     DISTRIBUTION PLAN -- CLASS B SHARES

    The Trust has adopted a Distribution Plan (the "Plan") on behalf of its Class B shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B shares.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the net assets of the Class upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the net assets of the Class on such day. The level of net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Fund, the expenses of the Class and the Fund accrued and allocated to the Fund and Class on such day, income on portfolio investments accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to Eaton Vance by the Fund) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.


    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on October 17, 1997.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

    Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services, include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling Shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Director General Partners and the Fund that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION

    On January 1, 1998, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a California Limited Partnership known as Eaton Vance Municipal Bond Fund L.P. The Fund commenced offering classes of shares on January 1, 1998, so information herein prior to such date is for the Fund before it became a multiple-class fund. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated May 7, 1984, as amended. On July 10, 1995, the Trust changed its name from Eaton Vance Government Obligations Trust to Eaton Vance Mutual Funds Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent will verify personal account information in order to determine that instructions communicated are genuine.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche, LLP, 125 Summer Street, Boston, Massachusetts 02110 are the independent certified public accountants for the Fund, providing audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' report for, the Fund appear in the Fund's most recent annual report to shareholders, which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for Eaton Vance Municipal Bond Fund for the fiscal year ended December 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-98-002580).

                          APPENDIX A: CLASS A SHARES

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000. Total return for Class A prior to January 1, 1998 reflects the total return of Class I shares. Class I total return has not been adjusted to reflect certain expenses (such as service fees). If such adjustments were made, the performance would be lower. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF            SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT    ---------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT     ON 12/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  --------------  -------------  ------------  -------------  ------------
10 Years Ended 12/31/97       12/31/87        $952.33        $2,323.71        144.01%         9.33%        132.37%        8.80%
5 Years Ended 12/31/97        12/31/92        $952.16        $1,407.42         47.82%         8.13%         40.74%        7.07%
1 Year Ended 12/31/97         12/31/96        $952.69        $1,087.25         14.13%        14.13%          8.72%        8.72%
----------

    See the Tax Equivalent Yield Table in Appendix D to this SAI for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL, Donaldson Lufkin Jenrette Securities Corporation, Jersey City, NJ, PaineWebber, Highland Beach, FL, and Prudential Securities, St. George, UT were the record owners of approximately 26.2%, 16.2%, 27.7% and 9.5%, respectively, of the outstanding Class A shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                          APPENDIX B: CLASS B SHARES

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000. Total return for Class B prior to January 1, 1998 reflects the total return of Class I shares, adjusted to reflect any applicable sales charge. Class I total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the performance would be lower. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                   VALUE OF A $1,000 INVESTMENT

                                              VALUE OF         VALUE OF
                                             INVESTMENT       INVESTMENT         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER               DEDUCTING                   DEDUCTING
                                              DEDUCTING        DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF      THE CDSC         THE CDSC      --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 12/31/97      ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
10 Years Ended
  12/31/97        12/31/87      $1,000        $2,440.46        $2,440.46       144.01%         9.33%       144.01%         9.33%
5 Years Ended
  12/31/97        12/31/92      $1,000        $1,478.21        $1,458.71        47.82%         8.13%        45.82%         7.84%
1 Year Ended
  12/31/97        12/31/96      $1,000        $1,141.27        $1,091.27        14.13%        14.13%         9.13%         9.13%
----------

    See the Tax Equivalent Yield Table in Appendix D to this SAI for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 26.1% of the outstanding Class B shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentage of outstanding Class B shares indicated after their name: Ernestine Boone, TTEE, Wilfred & Ernestine Boone Trust, Homosassa, FL (21.8%); Dain Rauscher FBO Plath Family Trust, Reno, NV (5.7%) and Ernst & Co., New York, NY (5.3%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                          APPENDIX C: CLASS I SHARES

                              FEES AND EXPENSES

PRINCIPAL UNDERWRITER


    The total sales charges for sales of Class I shares during the fiscal years ended December 31, 1997, 1996 and 1995 were $111,456, $44,913 and $83,694, respectively, of which $3,205, $135 and $5,565, respectively, was received by the Principal Underwriter. For the fiscal years ended December 31, 1997, 1996 and 1995, Authorized Firms received approximately $108,251, $44,778 and $78,129, respectively, from the total sales charges.

    For the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter $490.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each repurchase transaction handled by the Principal Underwriter).


BROKERAGE COMMISSIONS


    During the fiscal years ended December 31, 1997 and 1995, the Fund paid no brokerage commissions on portfolio transactions. During the fiscal year ended December 31, 1996, the Fund paid brokerage commissions of $29,650 on portfolio securities transactions of $271,621,661 to firms which provide some research services to Eaton Vance or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in a predecessor fund reorganized January 1, 1998 into Class I shares. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                    VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF            SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT    ---------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT     ON 12/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  --------------  -------------  ------------  -------------  ------------
10 Years Ended 12/31/97       12/31/87        $952.33        $2,323.71        144.01%         9.33%        132.37%         8.80%
5 Years Ended 12/31/97        12/31/92        $952.16        $1,407.42         47.82%         8.13%         40.74%         7.07%
1 Year Ended 12/31/97         12/31/96        $952.69        $1,087.25         14.13%        14.13%          8.72%         8.72%
----------

    For the thirty-day period ended December 31, 1997, the yield of Class I shares was 4.84%. The yield required of a taxable security that would produce an after-tax yield equivalent to 4.84% would be 7.56%, assuming a federal tax rate of 31%.

    See the Tax Equivalent Yield Table in Appendix D to this SAI for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class I shares of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% or more of the Fund's outstanding Class I shares as of such date.

                    APPENDIX D: TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1998.

                                             MARGINAL
    SINGLE RETURN         JOINT RETURN        INCOME                                  TAX-EXEMPT YIELD
---------------------  -------------------      TAX      --------------------------------------------------------------------------
            (TAXABLE INCOME)*                 BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
------------------------------------------  -----------  --------------------------------------------------------------------------
                                                                                  Equivalent Taxable Yield
       Up to $ 25,350       Up to $ 42,350    15.00%       4.71%      5.29%      5.88%       6.47%      7.06%      7.65%     8.24%
    $ 25,351-$ 61,400    $ 42,351-$102,300    28.00        5.56       6.25       6.94        7.64       8.33       9.03      9.72
    $ 61,401-$128,100    $102,301-$155,950    31.00        5.80       6.52       7.25        7.97       8.70       9.42     10.14
    $128,101-$278,450    $155,951-$278,450    36.00        6.25       7.03       7.81        8.59       9.38      10.16     10.94
        Over $278,450        Over $278,450    39.60        6.62       7.45       8.28        9.11       9.93      10.76     11.59
------------------------------------------  -----------  --------------------------------------------------------------------------


*Net amount subject to federal personal income tax after deductions and  exemptions.


 Note: The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $124,500. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross incomes in excess of $124,500 and joint filers with adjusted gross income in excess of $186,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+
                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Trust's fiscal year end.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                        STANDARD & POOR'S RATING GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

Standard & Poor's note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note)

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.)

Note rating symbols are as follows:

    SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus(+) designation;

    SP-2: Satisfactory capacity to pay principal and interest; with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                                  FITCH/IBCA


INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in actual or imminent default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Debt which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such debt.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Trust's fiscal year end.

[GRAPHIC OMITTED]  Investing
EATON VANCE        for the
-----------------  21st
     Mutual Funds  Century

-------------------------------------------------------------------------------
EATON VANCE
MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 1998


-------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

MBSAI

                                    PART C


                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS


         INCLUDED IN PART A:
            FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS" FROM THE DATE
              INDICATED TO THE FISCAL YEAR ENDED DECEMBER 31, 1997:
                   Eaton Vance Cash Management Fund (from January 1, 1987) Eaton Vance Liquid Assets Fund (from the start of business
                     May 28, 1987)
                   Eaton Vance Money Market Fund (from start of business April
                     5, 1995)
                   Eaton Vance Tax Free Reserves (from January 1, 1987)
                   *Eaton Vance Government Obligations Fund (from January 1,
                     1987)
                   Eaton Vance Municipal Bond Fund (from January 1, 1988)

            INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
              CONTAINED IN THE ANNUAL REPORTS FOR THE FOLLOWING FUNDS, EACH DATED DECEMBER 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):
                   Eaton Vance Cash Management Fund
                   Eaton Vance Liquid Assets Fund
                   Eaton Vance Money Market Fund
                     (Accession No. 0000950109-98-001732)
                   Eaton Vance Tax Free Reserves
                     (Accession No. 0000950109-98-001479)
                   Eaton Vance Government Obligations Fund
                     (Accession No. 0000950109-98-001696)
                   Eaton Vance Municipal Bond Fund
                     (Accession No. 0000950109-98-002580)

            The financial statements contained in each Fund's Annual Report include:
                   Portfolio of Investments (for Eaton Vance Municipal Bond
                      Fund and Eaton Vance Tax Free Reserves only)
                   Statement of Assets and Liabilities
                   Statement of Operations
                   Statement of Changes in Net Assets
                   Financial Highlights
                   Notes to Financial Statements
                   Report of Independent Accountants
                   Independent Auditors' Report (Eaton Vance Municipal Bond
                     Fund only)

            ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING
              FINANCIAL STATEMENTS OF CASH MANAGEMENT PORTFOLIO AND GOVERNMENT OBLIGATIONS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORTS DATED DECEMBER 31, 1997 FOR THE CORRESPONDING FUNDS:
                   Portfolio of Investments
                   Statement of Assets and Liabilities
                   Statement of Operations
                   Statement of Changes in Net Assets
                   Supplementary Data
                   Notes to Financial Statements
                   Report of Independent Accountants

            *Previously known as EV Traditional Government Obligations Fund


    (b) EXHIBITS:

        (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

           (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference.

           (c) Amendment to Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post- Effective Amendment No. 38 and incorporated herein by reference.

           (d) Amendment and Restatement of Establishment and Designation of Series of Shares dated January 6, 1998 filed as Exhibit (1)(d) to Post-Effective Amendment No. 41 and incorporated herein by reference.

        (2)(a) By-Laws (As Amended November 3, 1986) filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

           (b)    Amendment to By-Laws dated December 13, 1993 filed as Exhibit
                  (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

        (3)       Not applicable

        (4)       Not applicable

        (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

           (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.

           (c) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit No. (5)(c) to Post- Effective Amendment No. 37 and incorporated herein by reference.

           (d) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit No. (5)(d) to Post-Effective Amendment No. 37 and incorporated herein by reference.

           (e) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed International Growth Fund dated March 4, 1998 filed as Exhibit (5)(e) to Post-Effective Amendment No. 42 and incorporated herein by reference.

        (6)(a)(1) Distribution Agreement between Eaton Vance Mutual Funds
                  Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(4) to Post-Effective Amendment No. 34 and incorporated herein by reference.

              (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(5) to Post-Effective Amendment No. 34 and incorporated herein by reference.

              (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(6) to Post-Effective Amendment No. 34 and incorporated herein by reference.

              (4) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(7) to Post-Effective Amendment No. 34 and incorporated herein by reference.

              (5) Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. dated June 23, 1997 with attached Schedules filed as Exhibit (6)(a)(8) to Post-Effective Amendment No. 38 and incorporated herein by reference.
                    (i) Amendment to Distribution Agreement dated October 17,
                        1997 filed as Exhibit (6)(a)(9) to Post-Effective Amendment No. 38 and incorporated herein by reference.
                   (ii) Schedule A-2 to Distribution Agreement dated March 4,
                        1998, filed as Exhibit (6)(a)(5) (ii) to Post-Effective Amendment No. 42 and incorporated herein by reference.

        (6)(b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

        (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

        (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 and incorporated herein by reference.

           (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

        (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.

              (1) Amendment to Schedule A dated June 23, 1997 to the Amended
                  Administrative Services Agreement filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 and incorporated herein by reference.

              (2) Schedule A-1 to the Amended Administrative Services
                  Agreement dated March 4, 1998, filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 42 and incorporated herein by reference.

           (b) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and
                  incorporated herein by reference.

       (10) Opinion of Internal Counsel filed as Exhibit (10) to Post-Effective Amendment No. 41 and incorporated herein by reference.


       (11)(a) Consent of Independent Accountants for Eaton Vance Government Obligations Fund filed herewith.
       (11)(b) Consent of Independent Accountants for Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund and Eaton Vance Money Market Fund filed herewith.

       (11)(c) Consent of Independent Accountants for Eaton Vance Tax Free Reserves filed herewith.
       (11)(d) Independent Auditors' consent for Eaton Vance Municipal Bond Fund filed herewith.
       (12)       Not applicable


       (13)       Not applicable

       (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

           (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

           (c) Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

           (d) Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

       (15)(a) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

              (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                  Trust on behalf of Eaton Vance Short-Term Treasury Fund adopted June 24, 1996 filed as Exhibit No. (15)(b)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

           (b) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post- Effective Amendment No. 25 and incorporated herein by reference.

              (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                  Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed as Exhibit No. (15)(g)(1) to Post- Effective Amendment No. 34 and incorporated herein by reference.

           (c) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post- Effective Amendment No. 25 and incorporated herein by reference.

              (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                  Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit No. (15)(h)(1) to Post- Effective Amendment No. 34 and incorporated herein by reference.

           (d) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 with attached Schedules filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 and incorporated herein by reference.

              (1) Schedule A-2 to Class A Service Plan dated March 4, 1998, filed as Exhibit (15)(d)(1) to Post-Effective Amendment No. 42 and incorporated herein by reference.

           (e) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedules filed as Exhibit
                  (15)(j) to Post-Effective Amendment No. 38 and incorporated herein by reference.

              (1) Schedule A-2 to Class B Distribution Plan dated March 4, 1998, filed as Exhibit (15)(e) (1) to Post-Effective Amendment No. 42 and incorporated herein by reference.


           (f) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedules filed as Exhibit
                  (15)(k) to Post-Effective Amendment No. 38 and incorporated herein by reference.


              (1) Schedule A-2 to Class C Distribution Plan dated March 4, 1998, filed as Exhibit (15)(f) (1) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (16) Schedules for Computation of Performance Quotations filed herewith.

       (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997, filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 and incorporated herein by reference.

           (b) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 and incorporated herein by reference.

           (c) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 36 and incorporated herein by reference.

           (d) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 36 and incorporated herein by reference.

           (e) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 and incorporated herein by reference.

           (f) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit (17)(f) to Post-Effective Amendment No. 41 and incorporated herein by reference.

       (18)(a) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 37 and incorporated herein by reference.

              (1) Schedule A-4 to Multiple Class Plan dated January 6, 1998 filed as Exhibit (18)(a)(1) to Post-Effective Amendment No. 42 and incorporated herein by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                                (1)                                                      (2)
                          TITLE OF CLASS                                      NUMBER OF RECORD HOLDERS
          Shares of beneficial interest without par value                       as of March 31, 1998
          Eaton Vance Cash Management Fund                                          2,385
          Eaton Vance Liquid Assets Fund                                              370
          Eaton Vance Money Market Fund                                               893
          Eaton Vance Short-Term Treasury Fund                                         60
          Eaton Vance Tax Free Reserves                                               173

                                                                  CLASS A           CLASS B           CLASS C          CLASS I
                                                                  -------           -------           -------          -------
          Eaton Vance Government Obligations Fund                   8,243             3,273            3,210             --
          Eaton Vance High Income Fund                               --              16,447              768             --
          Eaton Vance Municipal Bond Fund                              47                31             --              1,776
          Eaton Vance Strategic Income Fund                            16             5,321              433             --
          Eaton Vance Tax-Managed Growth Fund                      12,583            32,309           10,139             --
          Eaton Vance Tax-Managed Emerging Growth Fund                808             1,433              434             --

ITEM 27.  INDEMNIFICATION

    Article IV of the Trust's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                 Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston        Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust             Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust             EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals  Trust II

    (b)

        (1)                        (2)                          (3)
 NAME AND PRINCIPAL       POSITIONS AND OFFICES         POSITIONS AND OFFICE
 BUSINESS ADDRESS*      WITH PRINCIPAL UNDERWRITER         WITH REGISTRANT
------------------      --------------------------      ---------------------
James B. Hawkes          Vice President and Director     Vice President
                                                           and Trustee
William M. Steul         Vice President and Director     None
Wharton P. Whitaker      President and Director          None
Albert F. Barbaro        Vice President                  None
Chris Berg               Vice President                  None
Kate Bradshaw            Vice President                  None
David B. Carle           Vice President                  None
Daniel C. Cataldo        Vice President                  None
Raymond Cox              Vice President                  None
Mark P. Doman            Vice President                  None
Alan R. Dynner           Vice President                  Secretary
Richard Finelli          Vice President                  None
Kelly Flynn              Vice President                  None
James Foley              Vice President                  None
Michael A. Foster        Vice President                  None
William M. Gillen        Senior Vice President           None
Hugh S. Gilmartin        Vice President                  None
Perry D. Hooker          Vice President                  None
Brian Jacobs             Senior Vice President           None
Thomas P. Luka           Vice President                  None
John Macejka             Vice President                  None
Stephen Marks            Vice President                  None
Timothy D. McCarthy      Vice President                  None
Joseph T. McMenamin      Vice President                  None
Morgan C. Mohrman        Senior Vice President           None
James A. Naughton        Vice President                  None
Mark D. Nelson           Vice President                  None
Linda D. Newkirk         Vice President                  None
James L. O'Connor        Vice President                  Treasurer
Thomas Otis              Secretary and Clerk             None
George D. Owen, II       Vice President                  None
Enrique M. Pineda        Vice President                  None
F. Anthony Robinson      Vice President                  None
Jay S. Rosoff            Vice President                  None
Benjamin A. Rowland, Jr. Vice President, Treasurer       None
                           and Director
Stephen M. Rudman        Vice President                  None
John P. Rynne            Vice President                  Assistant Secretary
Kevin Schrader           Vice President                  None
George V.F. Schwab, Jr.  Vice President                  None
Teresa A. Sheehan        Vice President                  None
David C. Sturgis         Vice President                  None
Cornelius J. Sullivan    Senior Vice President           None
David M. Thill           Vice President                  None
John M. Trotsky          Vice President                  None
Chris Volf               Vice President                  None
Sue Wilder               Vice President                  None
----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of the High Income Portfolio are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor accounts and High Income Portfolio's and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to file a Post-Effective Amendment on behalf of Eaton Vance Tax-Managed International Growth Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 39.

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 27th day of April, 1998.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                    -------------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                       TITLE                         DATE
      ---------                       -----                         ----

                               President, Principal
                                Executive Officer and
/s/ M. DOZIER GARDNER           Trustee                         April 27, 1998
-------------------------
    M. DOZIER GARDNER

                               Treasurer and Principal
                                Financial and Accounting
/s/ JAMES L. O'CONNOR           Officer                         April 27, 1998
-------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES            Vice President and Trustee       April 27, 1998
-------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*          Trustee                          April 27, 1998
-------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*      Trustee                          April 27, 1998
-------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*          Trustee                          April 27, 1998
-------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*         Trustee                          April 27, 1998
-------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*           Trustee                          April 27, 1998
-------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
    ---------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Cash Management Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 27th day of April, 1998.

                                    CASH MANAGEMENT PORTFOLIO

                                    By:  /s/ M. DOZIER GARDNER
                                    -------------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the Requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                     TITLE                       DATE
         ---------                     -----                       ----
                                 Trustee, President and
                                  Principal Executive
/s/ M. DOZIER GARDNER             Officer                       April 27, 1998
----------------------------
    M. DOZIER GARDNER

                                 Treasurer and Principal
                                  Financial and Accounting
/s/ JAMES L. O'CONNOR             Officer                       April 27, 1998
----------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES               Trustee                       April 27, 1998
----------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*             Trustee                       April 27, 1998
----------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*         Trustee                       April 27, 1998
----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*             Trustee                       April 27, 1998
----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*            Trustee                       April 27, 1998
----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*              Trustee                       April 27, 1998
----------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
    ------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Government Obligations Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 1998.

                                        GOVERNMENT OBLIGATIONS PORTFOLIO

                                        By /s/ M. DOZIER GARDNER
                                        -----------------------------------
                                               M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                     TITLE                       DATE
         ---------                     -----                       ----
                                 President, Principal
/s/ M. DOZIER GARDNER             Executive Officer            April 27, 1998
----------------------------      and Trustee
    M. DOZIER GARDNER

                                 Treasurer and Principal
                                  Financial and Accounting
/s/ JAMES L. O'CONNOR             Officer and Trustee          April 27, 1998
----------------------------
    JAMES L. O'CONNOR

                                 Vice President and
/s/ JAMES B. HAWKES               Trustee                      April 27, 1998
----------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*            Trustee                       April 27, 1998
----------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*        Trustee                       April 27, 1998
----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*            Trustee                       April 27, 1998
----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*           Trustee                       April 27, 1998
----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*             Trustee                       April 27, 1998
----------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                EXHIBIT INDEX

                                                          PAGE IN SEQUENTIAL
EXHIBIT NO.                DESCRIPTION                     NUMBERING SYSTEM

(11)(a)     Consent of Independent Accountants for
            Eaton Vance Government Obligations Fund.
(11)(b)     Consent of Independent Accountants for
            Eaton Vance Cash Management Fund, Eaton
            Vance Liquid Assets Fund and Eaton Vance
            Money Market Fund.
(11)(c)     Consent of Independent Accountants for
            Eaton Vance Tax Free Reserves.
(11)(d)     Independent Auditors' consent for Eaton
            Vance Municipal Bond Fund.
(16)        Schedules for Computation of Performance
            Quotations.